UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q/A

Amendment No. 1.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 5/31/15

The purpose of this Amendment No. 1 to the Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company on Form N-Q for the period ended May 31, 2015, originally filed with the U.S. Securities and Exchange Commission on July 28, 2015 (the “Form N-Q”), is to file the certifications for the principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, which were inadvertently excluded from the original filing.  Except as set forth above, no other changes have been made to the Form N-Q, and this Amendment No. 1 does not amend, update or change any other items or disclosure found in the Form N-Q. Further, this Amendment No. 1 does not reflect events that may have occurred after the filing of the Form N-Q.

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

U.S. Treasury Obligations (34.5%)
U.S. Treasury Bills
$25,000,000	0.01%, 6/4/15 (a)	$ 24,999,990
125,000,000	0.01%, 6/18/15 (a)	124,999,279
		149,999,269
U.S. Treasury Notes
60,000,000	0.06%, 1/31/16 (b)	59,997,506
10,000,000	0.08%, 4/30/16 (b)	10,001,948
10,000,000	0.25%, 7/15/15	10,001,152
5,000,000	0.25%, 8/15/15	5,001,036
25,000,000	0.25%, 9/15/15	25,008,073
10,000,000	0.25%, 10/31/15	10,003,209
35,000,000	0.25%, 11/30/15	35,014,144
30,000,000	0.25%, 12/15/15	30,015,174
15,000,000	0.38%, 6/15/15	15,001,551
20,000,000	0.38%, 1/15/16	20,027,389
5,000,000	1.25%, 8/31/15	5,013,783
10,000,000	1.38%, 11/30/15	10,060,639
10,000,000	2.00%, 1/31/16	10,121,477
10,000,000	4.25%, 8/15/15	10,084,181
		255,351,262
Total U.S. Treasury Obligations		405,350,531

Repurchase Agreements (60.3%)
85,000,000	Bank of Montreal, 0.07%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $85,000,496, collateralized by various U.S. Treasury Obligations, (0.88% - 4.50%), (9/15/16 - 2/15/36), fair value $86,700,016)	85,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$213,500,000	Credit Agricole CIB, 0.09%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $213,501,601, collateralized by various U.S. Treasury Obligations, (0.00% - 4.38%), (6/25/15 - 8/15/42), fair value $217,770,022)	$213,500,000
10,000,000	Goldman Sachs & Co., 0.02%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $10,000,017, collateralized by various U.S. Treasury Obligations, (0.25% - 8.88%), (9/15/15 - 5/15/40), fair value $10,200,096)	10,000,000
200,000,000	RBC Capital Markets, LLC, 0.07%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $200,001,167, collateralized by various U.S. Treasury Obligations, (0.00% - 8.88%), (6/25/15 - 5/15/44), fair value $204,000,010)	200,000,000
200,000,000	Societe’ Generale, 0.11%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $200,001,833, collateralized by various U.S. Treasury Obligations, (0.00% - 3.13%), (1/7/16 - 2/15/43), fair value $204,000,016)	200,000,000
Total Repurchase Agreements		708,500,000

Investment Companies (4.3%)
50,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.01%	50,000,000
Total Investment Companies		50,000,000

Total Investments (Cost $1,163,850,531) (c) — 99.1%		1,163,850,531
Other assets in excess of liabilities — 0.9%		10,514,739
Net Assets — 100.0%		$1,174,365,270

(a)	Rate represents the effective yield at purchase.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Certificates of Deposit (6.0%)
$15,000,000	Rabobank Nederland NV NY, 0.25%, 12/2/15 (a)	$15,000,000
10,000,000	Rabobank Nederland NV NY, 0.27%, 12/29/15 (a)	10,000,000
30,000,000	Svenska Handelsbanken NY, 0.26%, 9/17/15	30,000,000
30,000,000	Toronto Dominion Bank NY, 0.19%, 8/10/15	30,000,000
Total Certificates of Deposit		85,000,000
Commercial Paper (22.5%)
Banks (6.3%)
30,000,000	Commonwealth Bank of Australia, 0.17%, 8/17/15 (b)(c)	29,989,413
30,000,000	National Australia Bank Ltd., 0.19%, 9/9/15 (b)(c)	29,984,583
30,000,000	Nordea Bank AB, 0.18%, 6/2/15 (b)(c)	29,999,855
		89,973,851
Beverages (2.1%)
30,000,000	Coca-Cola Co., 0.12%, 6/22/15 (b)(c)	29,996,675
Consumer Finance (2.1%)
30,000,000	Toyota Motor Credit Corp., 0.22%, 8/27/15 (b)	29,984,050
Food & Staples Retailing (2.1%)
30,000,000	Wal-Mart Stores, Inc., 0.11%, 7/31/15 (b)(c)	29,994,500
Food Products (2.1%)
30,000,000	Nestle Capital Corp., 0.17%, 7/1/15 (b)(c)	29,995,750
Oil, Gas & Consumable Fuels (2.1%)
30,000,000	Exxon Mobil Corp., 0.10%, 8/24/15 (b)	29,993,000
Pharmaceuticals (2.1%)
30,000,000	Novartis Finance Corp., 0.16%, 8/10/15 (b)(c)	29,990,667
Sovereign (1.8%)
25,000,000	Government of Canada, 0.06%, 6/2/15 (b)	24,999,958
Technology Hardware, Storage & Peripherals (1.8%)
25,000,000	Apple, Inc., 0.14%, 9/22/15 (b)(c)	24,989,014
Total Commercial Paper		319,917,465
U.S. Government Agency Securities (24.3%)
Federal Farm Credit Bank
5,000,000	0.13%, 7/28/15 (a)	4,999,961
10,000,000	0.14%, 3/15/16 (a)	9,999,605
10,000,000	0.14%, 3/2/16 (a)	10,000,000
5,000,000	0.15%, 7/9/15	4,999,885
		29,999,451
Federal Home Loan Bank
30,000,000	0.01%, 6/5/15 (b)	29,999,967
90,000,000	0.07%, 7/22/15 (b)	89,990,991
30,000,000	0.08%, 7/20/15 (b)	29,996,733
30,000,000	0.09%, 7/13/15 (b)	29,997,025
10,000,000	0.13%, 6/16/15	9,999,889
10,000,000	0.13%, 7/7/15 (a)	9,999,951
15,000,000	0.14%, 11/6/15 (a)	15,000,219
10,000,000	0.14%, 6/25/15 (a)	10,000,000
		224,984,775
Federal Home Loan Mortgage Corp.
20,000,000	0.01%, 6/10/15 (b)	19,999,949
30,000,000	Series RB, 0.13%, 10/20/15 (b)	29,985,313
10,000,000	0.16%, 10/16/15 (a)	10,001,343
30,000,000	Series RB, 0.17%, 8/18/15 (b)	29,989,220
		89,975,825
Total U.S. Government Agency Securities		344,960,051

Shares or Principal Amount	Security Description	Amortized Cost or Value

U.S. Treasury Obligations (8.4%)
U.S. Treasury Bills
20,000,000	0.00%, 6/4/15 (b)	$20,000,000
50,000,000	0.02%, 6/18/15 (b)	49,999,646
		69,999,646
U.S. Treasury Notes
50,000,000	0.08%, 4/30/16 (a)	50,007,047
Total U.S. Treasury Obligations		120,006,693
Repurchase Agreements (27.9%)
35,000,000	Bank of Montreal, 0.07%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $35,000,204, collateralized by various U.S. Treasury Obligations, (0.63% - 9.13%), (7/15/15 - 8/15/44), fair value $35,700,033)	35,000,000
57,000,000	Credit Agricole CIB, 0.09%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $57,000,428, collateralized by various U.S. Government Agency Obligations, (1.63% - 5.51%), (5/15/31 - 5/20/65), fair value $58,140,000)	57,000,000
40,000,000	Goldman Sachs & Co., 0.07%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $40,000,233, collateralized by various U.S. Government Agency Obligations, (1.10% - 1.68%), (10/3/17 - 2/11/20), fair value $40,800,336)	40,000,000
100,000,000	RBC Capital Markets LLC, 0.08%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $100,000,667, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.38%), (6/17/15 - 2/21/34), fair value $102,000,680)	100,000,000
165,000,000	Wells Fargo Securities LLC, 0.11%, 6/1/15, (Purchased on 5/29/15, proceeds at maturity $165,001,513, collateralized by various U.S. Government Agency Obligations, (0.00% - 8.20%), (6/2/15 - 7/30/41), fair value $168,300,122)	165,000,000
Total Repurchase Agreements		397,000,000
Investment Companies (4.2%)
60,000,000	Goldman Sachs Financial Square Prime Obligations Fund, 0.04%	60,000,000
Total Investment Companies		60,000,000
Time Deposits (6.7%)
18,000,000	BNP Paribas Cayman Islands, 0.04%, 6/1/15	18,000,000
25,000,000	Canadian Imperial Bank of Commerce, 0.05%, 6/1/15	25,000,000
22,000,000	Credit Agricole CIB Cayman Islands, 0.07%, 6/1/15	22,000,000

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

May 31, 2015

Shares or Principal Amount	Security Description	Amortized Cost or Value

Time Deposits, continued:
$5,551,828	Royal Bank of Canada, Toronto, 0.01%, 6/1/15	$5,551,828
25,000,000	Societe’ Generale, 0.10%, 6/1/15	25,000,000
Total Time Deposits		95,551,828

Total Investments (Cost $1,422,436,037)(d) — 100.0%		1,422,436,037
Other assets in excess of liabilities — 0.0%		89,499
Net Assets — 100.0%		$1,422,525,536

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(b)	Rate represents the effective yield at purchase.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (84.3%)
Variable Rate Demand Notes (79.9%)
Alaska (3.6%)
$8,000,000	Valdez Alaska Marine Terminal Revenue, 0.06%, next reset date 6/1/15, final maturity 12/1/29, Insured by: GTY(a)	$ 8,000,000
Colorado (2.2%)
4,800,000	Castle Rock Colorado Certificate of Participation, 0.12%, next reset date 6/7/15, final maturity 9/1/37, Enhanced by: LOC(a)	4,800,000
Florida (2.1%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.13%, next reset date 6/7/15, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Illinois (3.7%)
8,200,000	Cook County Illinois Revenue, 0.12%, next reset date 6/7/15, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (8.8%)
10,110,000	Indiana Municipal Power Agency Revenue, 0.10%, next reset date 6/7/15, final maturity 1/1/18, Enhanced by: LOC(a)	10,110,000
9,600,000	Indiana State Financial Authority Hospital Revenue, 0.08%, next reset date 6/7/15, final maturity 3/1/33, Enhanced by: LOC(a)	9,600,000
		19,710,000
Kentucky (1.3%)
2,900,000	Jeffersontown Kentucky Lease Program Revenue, 0.12%, next reset date 6/7/15, final maturity 3/1/30, Enhanced by: LOC(a)	2,900,000
Mississippi (4.5%)
10,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, 0.17%, next reset date 6/7/15, final maturity 12/1/30, Insured by: GTY(a)	10,000,000
Missouri (3.7%)
8,335,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.10%, next reset date 6/7/15, final maturity 11/1/18, Enhanced by: LOC(a)	8,335,000
North Carolina (2.9%)
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, 0.10%, next reset date 6/7/15, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
Pennsylvania (8.3%)
8,900,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, 0.08%, next reset date 6/7/15, final maturity 1/1/26, Enhanced by: LOC(a)	8,900,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Pennsylvania, continued:
$1,500,000	Emmaus Pennsylvania General Authority Revenue, 0.09%, next reset date 6/7/15, final maturity 3/1/24, Enhanced by: LOC(a)	$1,500,000
8,000,000	Philadelphia Pennsylvania, 0.10%, next reset date 6/7/15, final maturity 8/1/31, Enhanced by: LOC(a)	8,000,000
		18,400,000
South Carolina (4.5%)
6,085,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.10%, next reset date 6/7/15, final maturity 11/1/25, Enhanced by: LOC(a)	6,085,000
4,060,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.13%, next reset date 6/7/15, final maturity 3/1/27, Enhanced by: LOC(a)	4,060,000
		10,145,000
Tennessee (3.5%)
7,735,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.13%, next reset date 6/7/15, final maturity 11/1/27, Enhanced by: LOC(a)	7,735,000
Texas (13.4%)
6,300,000	Austin Texas Hotel Occupancy Tax Revenue, 0.10%, next reset date 6/7/15, final maturity 11/15/29, Enhanced by: LOC(a)	6,300,000
8,000,000	Lower Neches Valley Authority Texas Revenue, 0.06%, next reset date 6/1/15, final maturity 11/1/29(a)	8,000,000
10,000,000	North Texas Tollway Authority Revenue, 0.08%, next reset date 6/7/15, final maturity 1/1/49, Callable 4/1/16 @ 100, Enhanced by: LOC(a)	10,000,000
5,900,000	Tarrant County Texas Cultural Educational Facilities Finance Corp. Hospital Revenue, 0.10%, next reset date 6/7/15, final maturity 11/15/50, Enhanced by: LOC(a)	5,900,000
		30,200,000
Utah (4.4%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.10%, next reset date 6/7/15, final maturity 11/1/24, Callable 6/2/15 @ 100, Enhanced by: LOC(a)	10,000,000
Virginia (3.1%)
6,900,000	Hanover County Virginia Economic Development Authority Revenue, 0.10%, next reset date 6/7/15, final maturity 11/1/25, Enhanced by: LOC(a)	6,900,000

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin (5.3%)
$5,545,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.10%, next reset date 6/7/15, final maturity 9/1/40, Enhanced by: LOC(a)	$5,545,000
6,300,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.09%, next reset date 6/7/15, final maturity 3/1/36, Enhanced by: LOC(a)	6,300,000
		11,845,000
Wyoming (4.6%)
10,200,000	Sweetwater County Wyoming Pollution Control Revenue, 0.10%, next reset date 6/7/15, final maturity 7/1/15, Enhanced by: LOC(a)	10,200,000
Total Variable Rate Demand Notes		178,360,000
Fixed Rate Municipal Bonds (4.4%)
Texas (4.4%)
10,000,000	Texas State Revenue, 1.50%, final maturity 8/31/15	10,034,106
Total Fixed Rate Municipal Bonds		10,034,106
Total Municipal Bonds		188,394,106
Municipal Commercial Paper (9.0%)
Illinois (4.5%)
$10,000,000	Illinois Educational Facilities Authority Revenue, 0.08%, final maturity 8/5/15, Enhanced by: LOC	10,000,000
Virginia (4.5%)
10,000,000	Peninsula Ports Authority of Virginia Revenue, 0.08%, final maturity 7/16/15, Enhanced by: LOC	10,000,000
Total Municipal Commercial Paper		20,000,000
Investment Companies (6.6%)
8,932,051	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	8,932,051
5,814,091	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	5,814,091
Total Investment Companies		14,746,142
Total Investments (Cost $223,140,248) (c) — 99.9%		223,140,248
Other assets in excess of liabilities — 0.1%		112,852
Net Assets — 100.0%		$223,253,100

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT	Alternative Minimum Tax
GTY	Guarantor Agreement
LOC	Letter of Credit

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (92.0%)
Alabama (1.7%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$653,950
Arizona (5.5%)
650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/16 @ 100	688,344
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Pre-refunded 7/1/18 @ 100	815,873
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	611,235
		2,115,452
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,269
Colorado (3.8%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	931,484
500,000	El Paso County Colorado School District #20, 4.00%, 12/15/25, Callable 12/15/24 @ 100, Insured by: State Aid Withholding*	558,765
		1,490,249
Florida (1.8%)
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	710,836
Georgia (1.0%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	394,867
Hawaii (2.1%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Pre-refunded 7/1/17 @ 100, Insured by: AGM	816,593
Illinois (3.2%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	237,485
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Insured by: AGM, ETM	328,688
10,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	10,644
660,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC, ETM	705,203
		1,282,020

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana (2.2%)
$305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	$306,483
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	546,080
		852,563
Iowa (2.0%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	775,073
Maryland (1.5%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Pre-refunded 3/15/17 @ 100	592,356
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	659,560
Minnesota (2.1%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	810,195
North Carolina (2.1%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	805,815
Oregon (2.0%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	800,040
Pennsylvania (6.0%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	836,580
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	723,542
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	821,273
		2,381,395
South Carolina (2.0%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	828,652
Tennessee (2.0%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	795,660
Texas (30.2%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	337,071
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Callable 8/15/25 @ 100, Insured by: PSF-GTD*	682,004

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$550,000	Del Valle Independent School District, GO, 4.00%, 6/15/26, Callable 6/15/24 @ 100, Insured by: PSF-GTD*	$606,045
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	647,973
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	529,255
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	680,581
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	678,349
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	850,433
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	559,165
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Callable 5/15/25 @ 100*	720,858
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Pre-refunded 8/15/17 @ 100, Insured by: AGM	545,040
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	559,965
545,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Continuously Callable @ 100	573,449
30,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	32,050
625,000	Waco Texas, GO, 4.00%, 2/1/25, Callable 2/1/24 @ 100*	689,388
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	496,899
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	846,149
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	704,518

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Pre-refunded 8/15/16 @ 100, Insured by: PSF-GTD	$1,108,337
		11,847,529
Utah (2.0%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, Insured by: AGM	780,773
Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	825,878
Washington (10.1%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	538,235
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	561,095
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	550,745
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	852,614
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	781,167
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	708,552
		3,992,408
West Virginia (1.6%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	623,985
Wisconsin (3.1%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	577,148
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	622,571
		1,199,719
Total Municipal Bonds		36,115,837
Investment in Affiliates (7.2%)
2,808,915	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	2,808,915
Total Investment in Affiliates		2,808,915
Total Investments (Cost $37,085,541) (b) — 99.2%		38,924,752
Other assets in excess of liabilities — 0.8%		332,193
Net Assets — 100.0%		$39,256,945

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (5.9%)
$2,734,927	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.48%, 6/14/37(a)(b)	$2,673,392
495,248	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.44%, 5/10/32(a)(b)	490,914
266,023	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	265,936
348,897	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A2, 5.48%, 2/28/41(a)	363,758
450,252	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	471,043
51,222	Citigroup Mortgage Loan Trust, Inc., Series 03-HE4, Class A, 0.59%, 12/25/33(a)(b)(c)	51,195
69,990	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	72,135
39,379	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	40,185
29,021	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.41%, 1/15/34(a)	26,524
701,016	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.06%, 11/25/34(a)	248,566
470,253	GSAMP Trust, Series 2005-HE4, Class M1, 0.63%, 7/25/45(a)	469,388
1,774	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	1,775
14,796	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)(b)	14,813
272,439	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.64%, 6/25/34(a)(b)(c)	272,526
1,111,132	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	1,111,262
38,060	RAAC, Series 2006-RP1, Class A3, 0.48%, 10/25/45(a)(b)	37,911
2,279,131	Raspro Trust, Series 2005-1A, Class G, 0.67%, 3/23/24(a)(b)	2,225,002
330,017	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	326,565
168,146	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	172,251
23,958	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	24,146
92,992	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	92,612
13,267	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	13,254

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$61,178	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 5.12%, 12/25/33(a)	$61,884
342,063	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35(a)	272,915
Total Asset Backed Securities		9,799,952

Mortgage Backed Securities† (36.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.1%)
228,243	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.67%, 2/25/36(a)	180,049
17,885	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.47%, 7/25/35(a)	13,434
51,229	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.45%, 7/20/35(a)	39,894
3,975	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.28%, 10/25/36(a)	2,482
135,445	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(a)	137,291
30,008	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	31,156
13,451	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36(a)	11,038
40,270	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.20%, 9/25/34(a)	39,330
689,739	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	705,226
27,694	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.67%, 4/21/34(a)	27,875
62,137	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.88%, 8/25/35(a)	60,589
533,416	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(a)	284,427
134,536	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.13%, 9/25/34(a)	133,065
49,855	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.75%, 1/25/36(a)	40,142
92,923	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.77%, 6/25/34(a)	94,307
		1,800,305
Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
33,457	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	30,953
55,072	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	48,274
11,119	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	11,527

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$62,566	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	$58,030
43,824	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	37,014
42,773	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	38,488
43,948	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	39,406
256,583	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	199,983
122,501	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	127,871
133,595	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	112,408
34,268	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	35,011
102,001	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	106,128
128,195	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	132,582
7,526	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	7,969
541,012	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	578,714
29,575	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	30,571
11,102	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	11,433
230,047	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	233,345
36,254	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	36,959
148,614	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	150,581
91,787	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	76,501
28,269	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	29,839
11,809	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	11,924
7,395	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	7,761
11,044	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	11,181
63,323	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	43,943

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$66,599	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	$58,454
51,824	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	53,819
		2,320,669
Commercial Mortgage Backed Securities (6.1%)
3,084,839	CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	3,205,808
13,335	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38(a)	13,348
954,873	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,008,384
3,062,179	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	3,194,576
30,658	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	30,729
2,681,194	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	2,769,097
		10,221,942
Prime Adjustable Rate Mortgage Backed Securities (4.4%)
132,300	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.44%, 3/25/35(a)	126,981
37,924	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.75%, 5/25/35(a)	36,913
389,106	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	202,728
15,769	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.50%, 6/25/34(a)	15,853
31,392	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.64%, 2/25/36(a)	28,093
27,132	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.64%, 9/25/33(a)	26,984
37,840	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.65%, 7/25/33(a)	37,970
21,922	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.87%, 11/20/36(a)	18,070
17,625	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.34%, 9/25/34(a)	16,361
33,150	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.41%, 10/25/35(a)	32,607
22,406	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.59%, 1/25/35(a)	22,301

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$116,782	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.62%, 10/25/36(a)	$101,271
82,785	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.36%, 3/25/31(a)	84,519
40,824	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.65%, 7/25/37(a)	37,702
62,069	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.58%, 8/25/35(a)	61,562
1,955,523	Coast Savings & Loan Association, Series 1992-1, Class A, 2.67%, 7/25/22(a)	1,965,681
99,747	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.47%, 8/25/34(a)	86,412
12,019	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.52%, 2/25/34(a)	11,730
33,622	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.59%, 2/19/34(a)	33,379
530	Countrywide Home Loans, Series 2003-42, Class 1A1, 2.91%, 9/25/33(a)	501
48,593	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.40%, 11/25/32(a)	11,811
103,793	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.71%, 11/25/34(a)	104,389
366,393	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.04%, 6/26/37(a)(b)	366,114
493,175	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.62%, 7/27/36(a)(b)	497,102
42,593	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.56%, 10/25/35(a)	37,251
241,681	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 2.80%, 11/19/35(a)	226,896
252,721	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.00%, 7/25/35(a)(b)	255,350
96,361	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.65%, 4/25/35(a)	92,933
91,159	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.69%, 11/25/35(a)	88,934
203,325	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.62%, 1/19/35(a)	178,694
40,103	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.65%, 12/19/35(a)	35,379

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$30,720	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.37%, 8/25/34(a)	$26,919
108,975	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.39%, 8/25/34(a)	108,491
133,255	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.60%, 9/25/36(a)	110,586
8,593	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.65%, 10/25/34(a)	8,384
83,526	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.73%, 8/25/36(a)	58,563
52,144	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.56%, 7/25/36(a)	45,233
8,537	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.47%, 8/25/36(a)	7,324
5,114	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.56%, 9/25/35(a)	5,085
18,773	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.26%, 7/25/35(a)	18,695
116,445	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.78%, 1/26/37(a)(b)	116,035
40,404	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 2.95%, 1/27/47(a)(b)	40,594
191,873	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	196,899
4,676	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.22%, 9/25/17(a)	4,776
3,968	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.38%, 2/25/34(a)	3,988
29,902	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.56%, 7/25/34(a)	29,761
41,395	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.16%, 12/25/34(a)	41,443
97,667	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.46%, 8/25/34(a)	97,751
58,457	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.65%, 8/25/34(a)	57,791
3,819	RAAC, Series 2004-SP2, Class A1, 5.87%, 1/25/17(a)	3,841
138,270	RBSSP Resecuritization Trust, Series 2009-9, Class 13A1, 0.46%, 5/26/37(a)(b)	136,418
89,836	Sequoia Mortgage Trust, Series 12-2, Class A2, 3.50%, 4/25/42(a)	90,866
121,807	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.35%, 6/25/34(a)	119,797

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$25,271	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.44%, 12/25/35(a)	$24,510
85,442	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.49%, 11/25/34(a)	85,776
5,439	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.51%, 2/25/34(a)	5,459
479,110	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.52%, 4/25/34(a)	478,983
94,548	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.73%, 12/25/34(a)	89,795
34,425	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.53%, 12/27/35(a)	27,692
58,790	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.44%, 7/25/33(a)	58,220
45,634	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.35%, 8/20/35(a)	17,204
5,268	Washington Mutual, Series 2006-AR8, Class 1A1, 2.24%, 8/25/46(a)	4,455
22,362	Washington Mutual, Series 2004-AR3, Class A2, 2.40%, 6/25/34(a)	22,589
23,343	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.60%, 7/25/44(a)	22,402
175,325	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 1.96%, 11/25/36(a)	154,795
29,091	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.24%, 9/25/36(a)	26,166
13,534	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.50%, 12/25/34(a)	13,630
10,056	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.60%, 4/25/36(a)	9,788
20,606	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.61%, 7/25/34(a)	20,787
51,032	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.61%, 8/25/33(a)	51,980
96,683	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.62%, 2/25/35(a)	97,190
28,731	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	28,897
17,075	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.62%, 6/25/34(a)	17,282
		7,429,311

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities (1.6%)
$1,286	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	$1,304
112,746	BNPP Mortgage Securities LLC, Series 2009-1, Class A1, 6.00%, 8/27/37(b)	116,400
55,760	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(b)	56,057
66	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	67
55,900	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	57,665
207,653	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	228,205
22,085	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	24,067
106,453	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	108,408
72	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	72
19,736	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	19,962
232,280	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	236,896
100,465	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	102,904
47,994	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	50,290
156,352	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	72,997
78,288	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	85,155
60,721	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	48,836
87,656	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	85,434
39,180	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	40,004
51,829	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	44,906
137,834	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	144,317
31,053	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	26,250
14,328	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	14,258

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$101,724	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	$102,099
19,988	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	20,079
8,465	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	8,691
15,716	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	16,764
3,914	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	3,943
13,637	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	13,868
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.69%, 9/25/33(a)	111,003
144	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	145
779	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	782
27,613	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	26,251
40,901	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	42,387
185,617	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	185,590
152,159	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	154,883
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,052
28,752	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	28,699
8,574	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	8,736
6,505	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	6,561
790	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	801
16,273	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	16,631
202,056	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	206,898
70,900	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	73,815
		2,595,132
U.S. Government Agency Mortgage Backed Securities (22.3%)
1,657,113	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	1,624,484

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$53,732	Fannie Mae, 1.94%, 1/1/35, Pool #805386(a)	$56,900
1,143,637	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	1,132,028
887,971	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	884,032
410,773	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	403,367
829,045	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	833,809
16,402	Fannie Mae, 2.33%, 6/1/32, Pool #725286(a)	17,288
26,298	Fannie Mae, 2.41%, 12/1/22, Pool #303247(a)	27,357
61,904	Fannie Mae, 2.42%, 2/1/30, Pool #556998(a)	63,591
377,480	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	384,879
3,999,465	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	4,079,505
485,112	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	503,371
755,473	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	781,838
919,148	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	930,726
1,969,322	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	1,999,077
2,919,562	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	3,025,095
182	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	182
52,458	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	57,824
6,532	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	7,086
23,450	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	27,825
332	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	378
354	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	355
1,237	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,392
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,845
17,403	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	18,935
701,773	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	688,851
3,095,181	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	3,073,846
1,472	Freddie Mac, 1.75%, 3/1/17, Pool #350044(a)	1,505
16,619	Freddie Mac, 1.92%, 4/1/36, Pool #1N0148(a)	17,493
1,152,580	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	1,166,295
1,138,104	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	1,137,132
1,437,849	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	1,481,528

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$314,349	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	$321,080
1,973,753	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,987,205
501,193	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	513,263
1,258,823	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	1,287,327
333,995	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	340,244
1,623,178	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,685,607
2,844,972	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	3,016,251
2,443,242	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	2,581,024
71,673	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	76,817
292,482	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	299,907
10,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	10,758
6,439	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	6,857
2	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	2
4,721	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	5,098
3,785	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	4,160
553	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	603
2,646	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	2,893
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	1,138
5,004	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	5,636
3,754	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	4,313
8,286	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	8,594
4,442	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	4,625
5,485	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	5,696
5,728	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	5,925
8,006	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	8,076
28,923	Government National Mortgage Assoc., 1.63%, 5/20/34, Pool #80916(a)	30,076
8,829	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	9,110
452,493	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	413,486
4,576	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	4,595
4,134	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	4,277

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$12,422	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	$12,842
234,687	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	239,431
382	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	386
163	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	187
187	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	208
47	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	49
476	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	500
		37,333,065
Total Mortgage Backed Securities		61,700,424

Corporate Bonds (11.2%)
Banks (1.2%)
950,000	PNC Funding Corp., 2.70%, 9/19/16, Callable 8/19/16 @ 100 *	968,949
1,000,000	Westpac Banking Corp., 3.00%, 8/4/15	1,004,520
		1,973,469
Capital Markets (0.3%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	227,800
500,000	Preferred Term Securities IX, 2.07%, 4/3/33, Continuously Callable @ 100 (a)(e)	335,625
150,965	Preferred Term Securities V, 2.37%, 4/3/32, Continuously Callable @ 100 (a)(b)	1,510
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (e)(f)	14,737
		579,672
Consumer Finance (2.1%)
1,357,000	American Express Centurion Bank, 0.88%, 11/13/15	1,358,821
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	500,210
1,650,000	Toyota Motor Credit Corp., 0.75%, 3/3/17, Callable 3/5/16 @ 100, MTN *(a)(c)	1,651,577
		3,510,608
Diversified Financial Services (1.0%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,147,624
545,000	General Electric Capital Corp., 1.63%, 7/2/15	545,648
		1,693,272
Electric Utilities (0.6%)
1,000,000	Wisconsin Electric Power Co., 6.25%, 12/1/15	1,028,238
Insurance (0.6%)
1,000,000	MetLife Global Funding I, 1.70%, 6/29/15 (b)	1,000,946
Internet Software & Services (1.6%)
1,250,000	eBay, Inc., 0.76%, 8/1/19 (a)	1,232,134
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,393,193
		2,625,327

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Real Estate Management & Development (1.7%)
$2,865,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	$2,862,135
Specialty Retail (2.1%)
3,372,000	Home Depot, Inc., 5.40%, 3/1/16	3,496,218
Total Corporate Bonds		18,769,885

U.S. Government Agency Securities (6.2%)
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (f)	986,826
Federal Home Loan Bank
2,000,000	Series 0002, 0.75%, 4/30/18, Callable 7/30/15 @ 100 *(a)(c)	2,000,136
1,750,000	1.50%, 4/15/20, Callable 7/15/15 @ 100 *(a)	1,747,534
		3,747,670
Freddie Mac
2,125,000	1.00%, 12/18/19, Callable 6/18/15 @ 100 *(a)(c)	2,125,812
3,500,000	1.00%, 9/29/17	3,513,216
		5,639,028
Total U.S. Government Agency Securities		10,373,524

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (38.6%)
U.S. Treasury Notes
$9,000,000	0.25%, 9/15/15	$9,004,923
15,000,000	0.25%, 2/29/16	15,001,170
6,500,000	0.38%, 4/30/16	6,505,584
3,700,000	0.75%, 12/31/17	3,693,928
10,000,000	0.88%, 11/30/16	10,060,160
5,000,000	0.88%, 4/15/17	5,028,125
7,000,000	1.00%, 10/31/16	7,053,046
2,000,000	1.00%, 3/15/18	2,006,094
6,000,000	2.00%, 4/30/16	6,093,282
		64,446,312
Total U.S. Treasury Obligations		64,446,312
Investment in Affiliates (0.9%)
1,453,704	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	1,453,704
Total Investment in Affiliates		1,453,704

Total Investments (Cost $169,069,026) (h) — 99.7%		166,543,801
Other assets in excess of liabilities — 0.3%		471,603
Net Assets — 100.0%		$167,015,404

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2015.
(d)	Issuer has defaulted on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2015, illiquid securities were 0.2% of the Fund’s net assets.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.4%)
$483,071	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.48%, 6/14/37(a)(b)	$472,202
453,275	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.90%, 10/25/34(a)	445,642
150,479	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	157,428
21,190	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	21,675
272,336	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	272,368
606,731	Raspro Trust, Series 2005-1A, Class G, 0.67%, 3/23/24(a)(b)	592,320
462,645	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	467,676
7,960	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	7,952
136,848	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	138,479
Total Asset Backed Securities		2,575,742
Mortgage Backed Securities† (37.6%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.9%)
33,686	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	33,706
119,880	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	109,926
36,612	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	36,622
29,730	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	30,513
39,175	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	39,889
135,044	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	105,254
133,032	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.22%, 6/25/36(a)	112,762
25,428	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	26,172
18,077	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	18,303
48,485	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	51,636
21,411	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	22,277
107,062	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	111,616
46,759	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	47,594

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$15,470	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	$16,395
45,500	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	47,246
57,660	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	59,057
42,855	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(a)	43,553
83,249	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	77,175
36,724	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	37,632
119,698	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	66,705
65,614	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(b)	57,094
7,355	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	7,369
15,359	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	15,624
28,880	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	28,937
111,950	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	115,882
32,864	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	31,182
33,334	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	28,035
51,730	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	38,682
73,825	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	62,700
115,445	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	105,208
109,864	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	95,682
		1,680,428
Commercial Mortgage Backed Securities (4.3%)
1,000,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,046,309
954,873	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,008,384
459,633	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	474,702
		2,529,395

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (2.4%)
$24,690	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.80%, 11/20/34(a)	$23,525
9,253	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.53%, 10/25/33(a)	9,465
42,095	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.78%, 11/25/34(a)	41,483
58,100	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.40%, 2/25/34(a)	56,502
55,415	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.47%, 8/25/34(a)	48,006
56,695	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 1.72%, 4/25/37(a)	42,065
87,027	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.50%, 10/25/36(a)	78,263
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.56%, 9/25/35(a)	580,242
131,337	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.60%, 2/25/35(a)	133,822
16,374	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.74%, 4/25/36(a)	14,901
3,819	RAAC, Series 2004-SP2, Class A1, 5.87%, 1/25/17(a)	3,841
234,797	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 0.83%, 3/25/35(a)	233,298
140,356	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.40%, 3/25/34(a)	140,800
22,817	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.35%, 8/20/35(a)	8,602
3,781	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 2.70%, 5/25/34(a)	3,779
		1,418,594
Prime Fixed Mortgage Backed Securities (1.3%)
44,985	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	45,917
7,493	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	7,550
18,362	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	18,777
30,039	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	27,969
19,267	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	19,502
24,010	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	26,453

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,008	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	$4,034
29,846	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	30,138
26,405	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	28,074
12,030	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	11,906
30,363	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	28,443
12,107	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	12,451
57,603	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	60,760
35,960	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	37,497
26,334	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	26,973
4,144	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	4,211
1,557	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	1,605
5,744	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	5,898
62,502	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	68,262
6,668	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	7,001
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.69%, 9/25/33(a)	74,002
133,504	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	138,686
514	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	516
16,282	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	16,201
9,031	Residential Funding Mortgage Securities I, Inc., Series 2004-S5, Class 2A1, 4.50%, 5/25/19	9,134
23,031	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	23,028
503	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	505
372	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	376

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$13,884	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	$14,210
3,841	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	3,869
1,655	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	1,748
		755,696
U.S. Government Agency Mortgage Backed Securities (26.7%)
207,139	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	203,061
1,320	Fannie Mae, Series 1992-45, Class F, 1.96%, 4/25/22(a)	1,350
565,212	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	562,310
190,606	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	188,671
7,140	Fannie Mae, 2.15%, 9/1/33, Pool #739372(a)	7,608
205,386	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	201,683
331,619	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	333,525
12,992	Fannie Mae, 2.39%, 1/1/37, Pool #906675(a)	13,889
380,697	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	388,914
188,740	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	192,439
880,905	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	893,791
4,255	Fannie Mae, 2.62%, 7/1/23, Pool #224951(a)	4,284
448,728	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	465,618
188,868	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	195,459
1,024,961	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	1,033,021
709,036	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	734,666
12,601	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	13,170
404	Fannie Mae, 6.00%, 4/1/35, Pool #735503	465
5,792	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	6,064
6	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	6
4,435	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	4,762
3,714	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	4,207
20,745	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	24,410
1,208	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,409
5,271	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	5,922

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,393	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	$3,786
534	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	596
2,064	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	2,299
852	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	938
938	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	1,051
554	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	619
175,443	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	172,213
433,145	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	430,159
386	Freddie Mac, Series 1222, Class P, 1.51%, 3/15/22(a)	393
1,544,799	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,552,023
631,700	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	631,161
577,693	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	584,611
359,462	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	370,382
655,330	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	665,626
413,729	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	416,549
876,378	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	899,446
419,608	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	429,109
39,455	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	39,962
575,240	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	592,062
585,588	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	594,687
464,385	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	482,246
731,564	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	775,607
607,668	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	641,936
18,223	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	18,609
36,339	Freddie Mac, 5.10%, 8/1/34, Pool #755230(a)	38,670
1,344	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	1,375
8,268	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	9,030
3,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	3,431
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,379
6,509	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	7,160
6,217	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	6,921

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,621	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	$5,196
1,965	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	2,182
5,110	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	5,843
1,787	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	1,986
9,328	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	10,472
11,844	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	13,342
950	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	1,032
584	Freddie Mac, 9.00%, 5/1/16, Pool #170164	595
860	Freddie Mac, 9.00%, 6/1/16, Pool #170171	883
1,018	Freddie Mac, 9.00%, 9/1/16, Pool #170192	1,048
434,537	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	438,198
96,963	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	88,604
179,353	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	183,974
8,265	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	8,380
209	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	249
4,631	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	4,841
1,342	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,525
213	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	244
543	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	620
2,971	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,360
10,259	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	11,778
10,651	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	11,896
525	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	535
		15,655,523
Total Mortgage Backed Securities		22,039,636
Corporate Bonds (9.3%)
Banks (0.7%)
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	413,348
Beverages (0.4%)
209,000	Diageo Capital PLC, 5.75%, 10/23/17	230,970
Capital Markets (3.1%)
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	110

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets, continued:
$500,000	Preferred Term Securities IX, 2.07%, 4/3/33, Continuously Callable @ 100 (a)(d)	$335,625
500,000	Preferred Term Securities XI, Class B-1, 1.87%, 9/24/33, Continuously Callable @ 100 (a)(d)	303,750
973,987	Preferred Term Securities XX, Class B-2, 0.72%, 3/22/38, Continuously Callable @ 100 (a)(b)	590,479
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)(e)	14,737
976,094	Preferred Term Securities XXVI, Series B-2, 0.83%, 9/22/37, Continuously Callable @ 100 (a)(b)	546,613
		1,791,314
Diversified Financial Services (1.5%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	390,026
460,663	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	484,086
		874,112
Diversified Telecommunication Services (0.1%)
50,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/6/15 @ 101 *	50,456
Internet Software & Services (0.7%)
400,000	eBay, Inc., 0.76%, 8/1/19 (a)	394,283
IT Services (0.7%)
400,000	IBM Corp., 1.63%, 5/15/20	393,535
Real Estate Management & Development (1.5%)
900,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	899,100
Technology Hardware, Storage & Peripherals (0.6%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	409,354
Total Corporate Bonds		5,456,472
Taxable Municipal Bonds (1.1%)
Illinois (0.8%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	500,235
Missouri (0.3%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	167,463
Total Taxable Municipal Bonds		667,698
U.S. Government Agency Securities (6.6%)
Fannie Mae
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(a)(f)	502,540
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (e)	986,825
Federal Home Loan Bank
625,000	Series 0002, 0.75%, 4/30/18, Callable 7/30/15 @ 100 *(a)(f)	625,043
750,000	Series 0001, 1.00%, 5/20/20, Callable 8/20/15 @ 100 *(a)(f)	748,683
500,000	1.00%, 3/12/18, Callable 6/12/15 @ 100 *(a)(f)	500,103
		1,873,829
Freddie Mac
500,000	1.00%, 12/18/19, Callable 6/18/15 @ 100 *(a)(f)	500,191
Total U.S. Government Agency Securities		3,863,385

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (37.3%)
U.S. Treasury Bonds
$580,000	3.00%, 5/15/42	$595,769
U.S. Treasury Inflation Index Bonds
1,583,000	0.13%, 1/15/23	1,610,600
U.S. Treasury Notes
1,500,000	0.25%, 9/15/15	1,500,821
700,000	0.75%, 3/15/17	702,625
2,050,000	0.88%, 5/15/17	2,061,371

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$4,000,000	1.00%, 10/31/16	$4,030,312
1,500,000	1.38%, 6/30/18	1,518,047
4,500,000	1.38%, 4/30/20	4,479,961
500,000	1.50%, 7/31/16	506,563
1,810,000	2.00%, 2/15/25	1,794,727
3,000,000	2.13%, 2/29/16	3,042,657
		19,637,084
Total U.S. Treasury Obligations		21,843,453
Investment in Affiliates (3.3%)
1,921,938	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	1,921,938
Total Investment in Affiliates		1,921,938

Total Investments (Cost $60,460,826)(h) — 99.6%		58,368,324
Other assets in excess of liabilities — 0.4%		234,848
Net Assets — 100.0%		$58,603,172

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2015, illiquid securities were 1.1% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2015.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MAC	Municipal Assurance Corp.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (1.9%)
$966,143	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.48%, 6/14/37(a)(b)	$944,404
302,143	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	316,095
40,261	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	41,182
43,181	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	47,138
435,738	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	435,789
7,878	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	8,020
132,090	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	128,283
Total Asset Backed Securities		1,920,911
Mortgage Backed Securities† (40.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.2%)
887,787	BCRR Trust, Series 2009-2A, Class 1A1A, 6.50%, 7/17/40	902,023
123,948	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.55%, 11/25/36(a)	83,452
53,767	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	55,511
159,539	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	155,163
		1,196,149
Alt-A - Fixed Rate Mortgage Backed Securities (5.2%)
36,416	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	33,277
52,823	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	46,353
2,560,000	Bank of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	2,638,833
71,928	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	65,956
44,759	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	34,514
165,275	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	159,127
263,927	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	245,675
25,557	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	27,081
52,890	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	44,681
352,160	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	295,654

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$359,001	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	$286,428
66,058	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	70,291
11,645	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	11,758
90,837	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	91,878
141,194	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	145,734
90,155	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	95,463
133,827	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	139,520
46,759	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	47,594
53,766	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	54,564
8,965	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	9,342
29,110	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	30,760
47,620	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	40,050
477,988	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	434,902
207,046	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	171,396
		5,220,831
Commercial Mortgage Backed Securities (7.2%)
1,850,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,935,670
2,343,946	Credit Suisse Mortgage Trust, Series 2006-C5, Class A3, 5.31%, 12/15/39	2,443,365
1,155,092	Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	1,237,080
1,532,111	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	1,582,341
		7,198,456
Prime Adjustable Rate Mortgage Backed Securities (1.3%)
341,398	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.36%, 2/25/36(a)(b)	340,956
98,874	Jefferies & Co., Series 2009-R7, Class 9A1, 5.09%, 7/26/37(a)	98,292
809,698	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.67%, 8/25/35(a)	793,643
21,373	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.08%, 6/25/36(a)	19,164
63,338	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.12%, 4/25/29(a)	62,435

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$16,451	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.05%, 6/25/36(a)	$14,168
11,408	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.35%, 8/20/35(a)	4,301
		1,332,959
Prime Fixed Mortgage Backed Securities (2.8%)
33	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	33
180	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	182
5,237	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	5,308
300,314	Chaseflex Trust, Series 2006-2, Class A5, 5.24%, 9/25/36(a)	283,202
29,676	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	30,562
52,396	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	53,035
32,797	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	32,605
75,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	76,531
5,784	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	6,050
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,651
32,692	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	33,059
127,779	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	129,490
22,822	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	23,675
24,474	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	25,309
218,254	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	189,115
18,440	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	18,637
197,932	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	152,865
18,792	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	17,795
505	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	520
6,132	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	6,040
80,026	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.26%, 4/25/36(a)	74,358
58,937	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	59,558

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$56,956	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	$59,635
15,967	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	16,553
5,322	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	5,518
3,438	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	3,482
78,412	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	85,638
11,944	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	12,326
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	227,538
287,750	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	288,001
343	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	344
8,174	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	8,292
23,561	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	24,243
68,256	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	70,124
43,871	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	19,227
587,828	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	541,089
30,583	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	32,996
148,616	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	156,993
16,079	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	16,573
		2,810,152
U.S. Government Agency Mortgage Backed Securities (22.9%)
683,103	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	688,086
942,021	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	937,184
609,940	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	603,748
410,773	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	403,367
414,524	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	416,906

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$28,521	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	$29,499
636,165	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	649,896
377,480	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	384,879
660,679	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	670,342
485,112	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	503,371
188,868	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	195,459
685,932	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	694,572
1,167,825	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	1,210,038
156,467	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	165,965
1,163	Fannie Mae, 4.50%, 5/1/19, Pool #761398	1,220
249	Fannie Mae, 5.00%, 3/1/18, Pool #688031	261
1,409	Fannie Mae, 5.00%, 8/1/33, Pool #730856	1,572
593	Fannie Mae, 5.00%, 7/1/35, Pool #832198	659
883	Fannie Mae, 5.50%, 2/1/33, Pool #683351	1,004
409	Fannie Mae, 5.50%, 9/1/34, Pool #725773	465
8,289	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	9,480
6,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	6,649
6,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	6,707
23,435	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	26,504
22,254	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	24,863
90,056	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.10%, 8/25/42(a)	97,531
385,975	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	378,868
230,516	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	233,259
972,226	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	966,185
962,821	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	974,351
21,933	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	22,130
608,128	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	622,049
1,848,030	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,877,067
683,222	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	687,878
1,533,662	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	1,574,028
66,583	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	67,914

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$88,774	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	$89,915
652,968	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	667,994
862,861	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	888,093
783,701	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	813,050
1,171,813	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,216,882
609,974	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	640,131
177,203	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	185,282
301,261	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	303,777
1,219,274	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	1,292,679
1,026,749	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	1,084,650
18,223	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	18,609
6,459	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	7,046
730	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	840
5,737	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	6,596
3,120	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	3,678
32,151	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	36,131
680	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	714
1,776	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	1,848
9,850	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	11,058
161,604	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	147,674
125,818	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	133,654
6,717	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	7,322
15,554	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	17,672
7,497	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	8,250
215	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	240
4,860	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	5,421
		22,723,162
Total Mortgage Backed Securities		40,481,709
Corporate Bonds (4.9%)
Banks (0.8%)
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	792,723

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets (1.0%)
$700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	$70
1,000,000	Preferred Term Securities IX, Series 144, 2.07%, 4/3/33, Continuously Callable @ 100 (a)(d)	671,250
500,000	Preferred Term Securities XI, Class B-1, 1.87%, 9/24/33, Continuously Callable @ 100 (a)(d)	303,750
203,271	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)(e)	7,369
		982,439
Diversified Financial Services (1.3%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	585,039
690,995	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	726,128
		1,311,167
Diversified Telecommunication Services (0.3%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/15 @ 101 *	127,148
135,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/6/15 @ 101 *	136,230
		263,378
IT Services (0.6%)
600,000	IBM Corp., 1.63%, 5/15/20	590,303
Real Estate Investment Trusts (0.9%)
900,000	Crown Castle Towers LLC, 4.17%, 8/15/17 (b)	935,265
Total Corporate Bonds		4,875,275
Taxable Municipal Bonds (0.2%)
Missouri (0.2%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	137,015
55,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	57,661
Total Taxable Municipal Bonds		194,676

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities (7.4%)
Fannie Mae
$300,000	1.63%, 10/26/15	$301,766
1,000,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(a)(f)	1,005,079
800,000	3.00%, 3/27/28, Callable 6/27/15 @ 100 *(a)	797,146
		2,103,991
Fannie Mae Strips
500,000	12.14%, 11/15/16 (e)	493,413
Federal Home Loan Bank
1,000,000	0.00%, 4/22/20	1,000,062
1,000,000	Series 0001, 1.00%, 5/20/20, Callable 8/20/15 @ 100 *(a)(f)	998,244
1,000,000	1.00%, 3/19/25, Callable 6/19/15 @ 100 *(a)(f)	1,000,248
100,000	1.25%, 10/29/21, Callable 7/29/15 @ 100 *(a)(f)	99,162
		3,097,716
Freddie Mac
1,700,000	1.00%, 12/18/19, Callable 6/18/15 @ 100 *(a)(f)	1,700,649
Total U.S. Government Agency Securities		7,395,769
U.S. Treasury Obligations (40.9%)
U.S. Treasury Bonds
7,904,000	3.00%, 5/15/42	8,118,894
U.S. Treasury Inflation Index Bonds
2,473,000	0.13%, 1/15/23	2,516,117
U.S. Treasury Notes
7,875,000	0.88%, 5/15/17	7,918,683
2,000,000	1.00%, 10/31/16	2,015,156
1,000,000	1.00%, 3/15/18	1,003,047
7,700,000	1.38%, 4/30/20	7,665,712
500,000	1.75%, 4/30/22	496,992
11,130,000	2.00%, 2/15/25	11,036,085
		30,135,675
Total U.S. Treasury Obligations		40,770,686
Investment in Affiliates (4.0%)
3,959,986	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	3,959,986
Total Investment in Affiliates		3,959,986

Total Investments (Cost $101,274,794) (h) — 99.9%		99,599,012
Other assets in excess of liabilities — 0.1%		141,829
Net Assets — 100.0%		$99,740,841

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2015, illiquid securities were 1.0% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2015.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (49.3%)
Aerospace & Defense (1.3%)
1,417	Honeywell International, Inc.	$147,651
916	Lockheed Martin Corp.	172,391
533	Northrop Grumman Corp.	84,843
85	Precision Castparts Corp.	17,989
1,764	Raytheon Co.	182,151
1,404	Spirit Aerosystems Holdings, Inc.(a)	76,644
1,169	The Boeing Co.	164,268
275	United Technologies Corp.	32,222
		878,159
Air Freight & Logistics (0.0%)
104	United Parcel Service, Inc., Class B	10,319
Airlines (0.7%)
4,154	Alaska Air Group, Inc.	268,515
1,701	American Airlines Group, Inc.	72,071
2,007	Delta Air Lines, Inc.	86,140
889	Spirit Airlines, Inc.(a)	56,514
384	United Continental Holdings, Inc.(a)	20,963
		504,203
Auto Components (0.1%)
97	BorgWarner, Inc.	5,835
3,456	Gentex Corp.	59,373
228	Lear Corp.	26,453
		91,661
Automobiles (0.2%)
4,384	Ford Motor Co.	66,506
826	Thor Industries, Inc.	50,460
		116,966
Banks (2.3%)
3,239	Bank of America Corp.	53,444
3,510	BB&T Corp.	138,540
97	Citigroup, Inc.	5,246
259	Comerica, Inc.	12,678
1,000	East West Bancorp, Inc.	42,900
370	First Horizon National Corp.	5,461
4,913	First Niagara Financial Group, Inc.	43,775
11,521	FNB Corp.	155,418
3,384	JPMorgan Chase & Co.	222,600
827	KeyCorp	12,058
457	PacWest BanCorp	20,515
2,555	PNC Financial Services Group	244,488
711	Popular, Inc.(a)	23,100
158	Signature Bank(a)	22,065
618	SVB Financial Group(a)	83,374
414	TCF Financial Corp.	6,516
4,938	U.S. Bancorp	212,877
5,549	Wells Fargo & Co.	310,521
		1,615,576
Beverages (1.0%)
91	Brown-Forman Corp., Class B	8,579
959	Constellation Brands, Inc., Class A	113,057
116	Dr Pepper Snapple Group, Inc.	8,890
1,553	Molson Coors Brewing Co., Class B	113,959
1,225	Monster Beverage Corp.(a)	155,918
1,745	PepsiCo, Inc.	168,269
2,337	The Coca-Cola Co.	95,724
		664,396
Biotechnology (1.7%)
1,381	Alexion Pharmaceuticals, Inc.(a)	226,263
95	Alnylam Pharmaceuticals, Inc.(a)	12,454
674	Amgen, Inc.	105,319
657	Biogen Idec, Inc.(a)	260,822

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Biotechnology, continued:
1,008	BioMarin Pharmaceutical, Inc.(a)	$126,575
507	Celgene Corp.(a)	58,021
1,848	Gilead Sciences, Inc.(a)	207,475
102	Intercept Pharmaceuticals, Inc.(a)	26,030
795	Medivation, Inc.(a)	104,980
1,793	Myriad Genetics, Inc.(a)	60,872
		1,188,811
Building Products (0.2%)
1,023	A.O. Smith Corp.	73,022
392	Lennox International, Inc.	44,139
		117,161
Capital Markets (1.5%)
296	Affiliated Managers Group, Inc.(a)	66,203
277	BlackRock, Inc.	101,321
752	Eaton Vance Corp.	30,531
875	Federated Investors, Inc., Class B	30,450
233	Franklin Resources, Inc.	11,862
573	Goldman Sachs Group, Inc.	118,147
3,119	Golub Capital BDC, Inc.	54,021
1,363	Invesco Ltd.	54,288
516	Lazard Ltd., Class A	28,669
845	Legg Mason, Inc.	45,089
450	LPL Financial Holdings, Inc.	19,188
4,147	New Mountain Finance Corp.	62,703
218	Northern Trust Corp.	16,252
238	Northstar Asset Management Group, Inc.	5,207
2,011	Raymond James Financial, Inc.	116,879
2,440	SEI Investments Co.	116,730
1,583	T. Rowe Price Group, Inc.	127,733
1,059	Waddell & Reed Financial, Inc., Class A	50,599
		1,055,872
Chemicals (0.9%)
383	Airgas, Inc.	39,043
1,109	Cytec Industries, Inc.	67,083
934	Ecolab, Inc.	107,084
690	LyondellBasell Industries NV, Class A	69,759
172	Praxair, Inc.	21,132
70	Sigma-Aldrich Corp.	9,751
1,873	The Dow Chemical Co.	97,527
92	The Mosaic Co.	4,218
36	The Sherwin-Williams Co.	10,374
1,535	The Valspar Corp.	128,112
1,030	Westlake Chemical Corp.	72,625
		626,708
Commercial Services & Supplies (0.6%)
687	Cintas Corp.	59,144
3,775	Covanta Holding Corp.	83,428
5,251	Knoll, Inc.	119,512
156	Republic SVCS, Inc.	6,285
789	Stericycle, Inc.(a)	108,330
1,011	Waste Management, Inc.	50,196
		426,895
Communications Equipment (0.7%)
116	Arista Networks, Inc.(a)	8,110
9,136	Cisco Systems, Inc.	267,777
38	F5 Networks, Inc.(a)	4,776
852	Harris Corp.	67,495
150	Motorola Solutions, Inc.	8,850
115	Palo Alto Networks, Inc.(a)	19,491
1,900	QUALCOMM, Inc.	132,392
		508,891

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Construction & Engineering (0.1%)
685	Fluor Corp.	$38,511
Construction Materials (0.2%)
1,319	Eagle Materials, Inc.	110,110
Consumer Finance (0.2%)
2,272	Ally Financial, Inc.(a)	51,506
274	Discover Financial Services	15,966
953	Navient Corp.	18,364
873	Santander Consumer USA Holdings, Inc.(a)	21,389
2,362	SLM Corp.(a)	24,234
		131,459
Containers & Packaging (0.3%)
1,126	Ball Corp.	79,935
786	Bemis Co., Inc.	36,109
127	Greif, Inc., Class A	4,850
1,399	Packaging Corp. of America	96,783
		217,677
Distribution/Wholesale (0.1%)
1,174	MSC Industrial Direct Co., Inc., Class A	81,440
Distributors (0.0%)
90	Genuine Parts Co.	8,142
386	LKQ Corp.(a)	11,028
		19,170
Diversified Consumer Services (0.0%)
537	DeVry Education Group, Inc.	17,082
Diversified Financial Services (0.9%)
1,494	Berkshire Hathaway, Inc., Class B(a)	213,642
209	CBOE Holdings, Inc.	12,231
1,545	CME Group, Inc.	145,539
826	Leucadia National Corp.	20,344
274	Moody’s Corp.	29,619
2,313	The NASDAQ OMX Group, Inc.	119,698
1,171	Voya Financial, Inc.	53,058
		594,131
Diversified Telecommunication Services (0.4%)
3,327	AT&T, Inc.	114,916
293	CenturyLink, Inc.	9,739
719	Level 3 Communications, Inc.(a)	39,890
2,167	Verizon Communications, Inc.	107,136
		271,681
Electric Utilities (0.5%)
144	American Electric Power Co., Inc.	8,106
288	Duke Energy Corp.	21,810
2,003	Edison International	121,803
934	Entergy Corp.	71,423
646	Great Plains Energy, Inc.	16,841
486	ITC Holdings Corp.	17,151
257	NextEra Energy, Inc.	26,301
2,152	Pepco Holdings, Inc.	58,642
113	PPL Corp.	3,922
		345,999
Electrical Equipment (0.3%)
1,046	Acuity Brands, Inc.	184,609
144	AMETEK, Inc.	7,741
123	Eaton Corp. PLC	8,806
156	Emerson Electric Co.	9,408
81	Rockwell Automation, Inc.	9,954
		220,518

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Electronic Equipment, Instruments & Components (0.5%)
92	Amphenol Corp., Class A	$5,249
1,785	Avnet, Inc.	78,558
8,766	Corning, Inc.	183,384
197	Ingram Micro, Inc.(a)	5,282
2,614	Knowles Corp.(a)	50,581
		323,054
Energy Equipment & Services (0.9%)
466	Atwood Oceanics, Inc.	14,339
232	Cameron International Corp.(a)	11,909
1,121	Dril-Quip, Inc.(a)	84,725
1,214	Helmerich & Payne, Inc.	88,610
134	Oceaneering International, Inc.	6,807
4,465	Patterson-UTI Energy, Inc.	90,193
3,372	RPC, Inc.	48,759
3,218	Schlumberger Ltd.	292,098
507	Seadrill Ltd.	6,038
191	Unit Corp.(a)	6,022
		649,500
Food & Staples Retailing (1.3%)
291	Costco Wholesale Corp.	41,494
2,528	CVS Caremark Corp.	258,817
3,374	Sysco Corp.	125,378
4,869	The Kroger Co.	354,463
318	Walgreens Boots Alliance, Inc.	27,297
938	Wal-Mart Stores, Inc.	69,665
120	Whole Foods Market, Inc.	4,949
		882,063
Food Products (1.6%)
719	Bunge Ltd.	66,551
1,942	Cal-Maine Foods, Inc.	110,092
102	Campbell Soup Co.	4,931
362	General Mills, Inc.	20,326
2,094	Hain Celestial Group, Inc.(a)	132,487
908	Hershey Co.	84,317
1,897	Hormel Foods Corp.	108,546
151	Kellogg Co.	9,478
83	Keurig Green Mountain, Inc.	7,158
350	Kraft Foods Group, Inc.	29,558
1,235	Mead Johnson Nutrition Co.	120,166
2,435	Mondelez International, Inc., Class A	101,272
2,981	Pinnacle Foods, Inc.	125,649
4,225	Tyson Foods, Inc., Class A	179,351
293	Whitewave Foods Co.(a)	14,073
		1,113,955
Gas Utilities (0.1%)
678	Atmos Energy Corp.	36,626
799	Questar Corp.	18,137
721	UGI Corp.	26,965
		81,728
Health Care Equipment & Supplies (1.1%)
884	Abbott Laboratories	42,962
319	Baxter International, Inc.	21,249
82	Becton, Dickinson & Co.	11,522
659	Edwards Lifesciences Corp.(a)	86,144
342	Hill-Rom Holdings, Inc.	17,634
1,917	Medtronic PLC	146,304
208	ResMed, Inc.	12,235
625	Sirona Dental Systems, Inc.(a)	61,700
2,906	Smith & Nephew PLC ADR	103,018
1,297	St. Jude Medical, Inc.	95,654
198	Stryker Corp.	19,034
498	The Cooper Cos., Inc.	90,521

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Equipment & Supplies, continued:
73	Zimmer Holdings, Inc.	$8,329
		716,306
Health Care Providers & Services (1.6%)
90	Aetna, Inc.	10,617
568	Anthem, Inc.	95,339
2,088	Brookdale Senior Living, Inc.(a)	78,697
408	Centene Corp.(a)	30,739
44	CIGNA Corp.	6,197
620	Community Health System, Inc.(a)	34,292
54	Express Scripts Holding Co.(a)	4,706
234	HCA Holdings, Inc.(a)	19,148
2,515	Health Net, Inc.(a)	156,534
90	Laboratory Corp. of America Holdings(a)	10,616
590	LifePoint Hospitals, Inc.(a)	44,421
475	McKesson Corp.	112,684
1,654	Omnicare, Inc.	157,609
1,785	UnitedHealth Group, Inc.	214,574
1,982	VCA Antech, Inc.(a)	103,976
		1,080,149
Health Care Technology (0.0%)
175	Cerner Corp.(a)	11,776
Hotels, Restaurants & Leisure (1.2%)
1,816	Brinker International, Inc.	100,207
291	Chipotle Mexican Grill, Inc.(a)	179,116
360	Hyatt Hotels Corp.(a)	20,686
1,505	Marriott International, Inc., Class A	117,375
582	McDonald’s Corp.	55,831
2,688	Six Flags Entertainment Corp.	131,336
3,174	Starbucks Corp.	164,921
675	Wyndham Worldwide Corp.	57,314
260	Yum! Brands, Inc.	23,429
		850,215
Household Durables (0.8%)
640	GoPro, Inc., Class A(a)	35,494
1,262	Harman International Industries, Inc.	152,096
1,712	Jarden Corp.(a)	90,839
2,708	Leggett & Platt, Inc.	128,034
71	NVR, Inc.(a)	96,603
1,810	Toll Brothers, Inc.(a)	65,468
		568,534
Household Products (0.5%)
488	Church & Dwight Co., Inc.	40,977
539	Colgate-Palmolive Co.	36,000
222	Kimberly-Clark Corp.	24,167
76	The Clorox Co.	8,182
2,657	The Procter & Gamble Co.	208,282
		317,608
Industrial Conglomerates (0.8%)
1,283	3M Co.	204,099
397	Carlisle Companies, Inc.	39,363
2,310	Danaher Corp.	199,399
3,670	General Electric Co.	100,081
59	Roper Industries, Inc.	10,323
		553,265
Insurance (1.5%)
97	ACE Ltd.	10,329
15,431	Aegon NV NYS	118,357
100	American Financial Group	6,350
1,944	American International Group, Inc.	113,939
611	Aspen Insurance Holdings Ltd.	28,326
949	Axis Capital Holdings Ltd.	52,232

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
340	Cincinnati Financial Corp.	$17,197
418	Endurance Specialty Holdings Ltd.	25,406
98	Everest Re Group Ltd.	17,788
1,745	FNF Group	66,240
496	Hanover Insurance Group, Inc.	35,305
541	Lincoln National Corp.	30,842
1,302	Marsh & McLennan Cos., Inc.	75,815
218	PartnerRe Ltd.	28,652
351	Principal Financial Group, Inc.	18,143
121	Progressive Corp.	3,308
1,052	Prudential Financial, Inc.	89,010
1,110	The Allstate Corp.	74,725
706	The Chubb Corp.	68,835
204	Travelers Companies, Inc.	20,628
148	W.R. Berkley Corp.	7,252
2,383	XL Group PLC	89,791
		998,470
Internet (0.0%)
793	Pandora Media, Inc.(a)	14,805
Internet & Catalog Retail (0.1%)
41	Amazon.com, Inc.(a)	17,598
483	Liberty TripAdvisor Holdings, Inc., Class A(a)	13,514
12	Priceline.com, Inc.(a)	14,064
4,293	zulily, inc., Class A(a)	56,776
		101,952
Internet Software & Services (1.3%)
3,876	Facebook, Inc., Class A(a)	306,941
245	Google, Inc., Class A(a)	133,603
313	Google, Inc., Class C(a)	166,550
277	IAC/InterActiveCorp	20,794
1,821	VeriSign, Inc.(a)	115,069
3,664	Yahoo!, Inc.(a)	157,314
		900,271
IT Services (1.1%)
152	Accenture PLC, Class A	14,598
168	Automatic Data Processing, Inc.	14,366
2,286	Broadridge Financial Solutions, Inc.	123,855
358	Cognizant Technology Solutions Corp., Class A(a)	23,170
185	DST Systems, Inc.	21,904
739	Fidelity National Services, Inc.	46,335
1,399	Fiserv, Inc.(a)	112,130
36	Fleetcor Technologies, Inc.(a)	5,477
365	International Business Machines Corp.	61,922
359	Leidos Holdings, Inc.	15,258
592	MasterCard, Inc., Class A	54,618
863	Paychex, Inc.	42,641
1,312	Total System Services, Inc.	54,054
2,206	Visa, Inc., Class A	151,508
		741,836
Leisure Products (0.0%)
669	Vista Outdoor, Inc.(a)	30,834
Life Sciences Tools & Services (0.6%)
2,046	Agilent Technologies, Inc.	84,275
133	BIO-RAD Laboratories, Inc.(a)	19,201
164	Charles River Labs International, Inc.(a)	11,864
232	Illumina, Inc.(a)	47,811
757	Qiagen NV(a)	18,596
1,255	Quintiles Transnational Holdings, Inc.(a)	87,486

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Life Sciences Tools & Services, continued:
1,131	Thermo Fisher Scientific, Inc.	$146,611
		415,844
Machinery (0.8%)
389	Crane Co.	23,546
108	Cummins, Inc.	14,639
214	Deere & Co.	20,048
877	Flowserve Corp.	48,235
2,664	Hillenbrand, Inc.	81,838
493	Illinois Tool Works, Inc.	46,258
1,215	ITT Corp.	51,856
341	Lincoln Electric Holdings, Inc.	22,919
522	Middleby Corp.(a)	56,741
29	Parker Hannifin Corp.	3,492
178	Snap-on, Inc.	27,661
441	Trinity Industries, Inc.	13,226
1,202	Wabtec Corp.	120,561
		531,020
Media (1.7%)
1,571	AMC Networks, Inc., Class A(a)	123,465
1,924	Cablevision Systems Corp., Class A	47,157
177	CBS Corp., Class B	10,924
2,775	Cinemark Holdings, Inc.	112,471
4,724	Comcast Corp., Class A	276,165
471	DreamWorks Animation SKG, Inc., Class A(a)	12,693
378	Madison Square Garden Co. (The), Class A(a)	32,293
565	Thomson Reuters Corp.	22,578
164	Time Warner Cable, Inc.	29,666
1,154	Time Warner, Inc.	97,490
428	Twenty-First Century Fox, Inc., Class A	14,381
154	Viacom, Inc., Class B	10,300
3,153	Walt Disney Co.	347,996
		1,137,579
Metals & Mining (0.3%)
3,490	Cliffs Natural Resources, Inc.	18,532
1,684	Compass Minerals International, Inc.	145,093
445	Newmont Mining Corp.	12,122
		175,747
Multiline Retail (0.6%)
1,229	Big Lots, Inc.	53,953
1,762	Dollar General Corp.	127,904
1,099	Dollar Tree, Inc.(a)	82,414
265	Nordstrom, Inc.	19,250
1,965	Target Corp.	155,863
		439,384
Multi-Utilities (0.4%)
403	Alliant Energy Corp.	24,704
2,089	Ameren Corp.	84,040
96	Consolidated Edison, Inc.	5,937
268	Integrys Energy Group, Inc.	19,272
107	Public Service Enterprise Group, Inc.	4,561
439	Sempra Energy	47,179
1,845	Wisconsin Energy Corp.	89,077
		274,770
Oil, Gas & Consumable Fuels (2.9%)
1,477	Anadarko Petroleum Corp.	123,492
393	Cabot Oil & Gas Production	13,346
1,120	Chevron Corp.	115,360
1,417	ConocoPhillips	90,235
2,366	EOG Resources, Inc.	209,841

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
5,161	EP Energy Corp., Class A(a)	$67,867
459	Equities Corp.	39,047
4,570	Exxon Mobil Corp.	389,363
2,727	Kinder Morgan, Inc.	113,143
6,655	Laredo Petroleum Holdings, Inc.(a)	90,641
1,304	Marathon Oil Corp.	35,456
184	Marathon Petroleum Corp.	19,037
978	Murphy Oil Corp.	42,504
2,043	Oasis Petroleum, Inc.(a)	34,690
231	Occidental Petroleum Corp.	18,062
69	Phillips 66	5,459
598	QEP Resources, Inc.	11,260
2,274	Range Resources Corp.	126,002
572	Rowan Companies PLC	12,287
1,431	Royal Dutch Shell PLC ADR, Class A	85,459
676	SM Energy Co.	35,368
2,705	Spectra Energy Corp.	95,135
3,044	The Williams Cos., Inc.	155,548
1,097	Ultra Petroleum Corp.(a)	15,259
		1,943,861
Paper & Forest Products (0.3%)
1,106	Domtar Corp.	47,801
2,814	International Paper Co.	145,850
		193,651
Personal Products (0.1%)
4,167	Avon Products, Inc.	28,002
135	The Estee Lauder Cos., Inc., Class A	11,803
		39,805
Pharmaceuticals (2.1%)
1,267	Abbvie, Inc.	84,370
436	Actavis PLC(a)	133,769
4,868	Bristol-Myers Squibb Co.	314,473
1,021	Eli Lilly & Co.	80,557
2,458	Johnson & Johnson	246,144
5,893	Merck & Co., Inc.	358,824
29	Perrigo Co. PLC	5,519
3,773	Pfizer, Inc.	131,112
2,761	Roche Holding AG ADR	106,188
204	Zoetis, Inc.	10,153
		1,471,109
Professional Services (0.2%)
2,335	Robert Half International, Inc.	131,624
Real Estate Investment Trusts (1.4%)
93	American Tower Corp.	8,629
1,326	Annaly Capital Management, Inc.	13,843
209	Apartment Investment & Management Co., Class A	7,927
76	AvalonBay Communities, Inc.	12,654
3,790	Chesapeake Lodging Trust	117,755
445	Columbia Property Trust, Inc.	11,570
521	Corporate Office Properties Trust	13,374
843	Crown Castle International Corp.	68,747
1,104	Douglas Emmett, Inc.	32,436
213	Equity Residential	15,830
5,540	General Growth Properties, Inc.	156,949
270	HCP, Inc.	10,454
181	Health Care REIT, Inc.	12,717
180	Home Properties, Inc.	13,378
259	Host Hotels & Resorts, Inc.	5,159
4,702	Outfront Media, Inc.	130,293
90	Post Properties, Inc.	5,113
366	Public Storage, Inc.	70,836

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Real Estate Investment Trusts, continued:
170	Rayonier, Inc.	$4,389
524	Regency Centers Corp.	33,085
103	Simon Property Group, Inc.	18,684
1,038	SL Green Realty Corp.	123,169
2,428	Stag Industrial, Inc.	51,716
223	Weingarten Realty Investors	7,522
110	Weyerhaeuser Co.	3,582
		949,811
Real Estate Management & Development (0.5%)
728	CBRE Group, Inc., Class A(a)	27,839
1,232	Jones Lang LaSalle, Inc.	213,419
2,915	Realogy Holdings Corp.(a)	136,859
		378,117
Road & Rail (0.4%)
120	Con-Way, Inc.	4,856
182	Norfolk Southern Corp.	16,744
1,494	Old Dominion Freight Line, Inc.(a)	101,607
1,804	Union Pacific Corp.	182,042
		305,249
Semiconductors & Semiconductor Equipment (1.7%)
125	Analog Devices, Inc.	8,495
332	Cree, Inc.(a)	10,053
4,036	Intel Corp.	139,081
4,173	Lam Research Corp.	343,229
2,506	Linear Technology Corp.	119,912
2,890	Microchip Technology, Inc.	141,986
193	Micron Technology, Inc.(a)	5,390
2,127	ON Semiconductor Corp.(a)	28,204
1,327	Skyworks Solutions, Inc.	145,121
3,507	Texas Instruments, Inc.	196,111
		1,137,582
Software (1.4%)
593	Amdocs Ltd.	32,526
1,090	Cadence Design Systems, Inc.(a)	21,571
958	Check Point Software Technologies Ltd.(a)	81,162
739	Electronic Arts, Inc.(a)	46,376
174	FactSet Research Systems, Inc.	28,740
12,213	Microsoft Corp.	572,301
2,780	Oracle Corp.	120,902
679	Solera Holdings, Inc.	33,495
259	Splunk, Inc.(a)	17,514
119	Synopsys, Inc.(a)	5,937
		960,524
Specialty Retail (1.8%)
536	Abercrombie & Fitch Co.	10,972
60	AutoZone, Inc.(a)	40,417
120	Bed Bath & Beyond, Inc.(a)	8,558
974	Chico’s FAS, Inc.	16,178
4,002	Foot Locker, Inc.	252,927
886	Home Depot, Inc.	98,718
1,133	L Brands, Inc.	98,027
491	Lowe’s Cos., Inc.	34,360
77	Murphy USA, Inc.(a)	4,484
463	O’Reilly Automotive, Inc.(a)	101,642
125	Ross Stores, Inc.	12,084
2,888	The Gap, Inc.	110,697
1,334	TJX Cos., Inc.	85,883
1,446	Ulta Salon Cosmetics & Fragrance, Inc.(a)	220,689
1,374	Williams-Sonoma, Inc.	108,010
		1,203,646

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Technology Hardware, Storage & Peripherals (2.1%)
9,088	Apple, Inc.	$ 1,183,985
189	Diebold, Inc.	6,460
3,833	EMC Corp.	100,961
128	NetApp, Inc.	4,275
2,177	Seagate Technology	121,128
		1,416,809
Textiles, Apparel & Luxury Goods (0.3%)
1,072	Hanesbrands, Inc.	34,154
120	Michael Kors Holdings Ltd.(a)	5,580
411	NIKE, Inc., Class B	41,786
35	Ralph Lauren Corp.	4,564
1,892	VF Corp.	133,254
		219,338
Thrifts & Mortgage Finance (0.3%)
6,538	New York Community Bancorp, Inc.	115,984
3,472	Oritani Financial Corp.	51,108
2,385	Peoples United Financial, Inc.	37,111
		204,203
Tobacco (0.4%)
3,439	Altria Group, Inc.	176,077
926	Philip Morris International, Inc.	76,923
263	Reynolds American, Inc.	20,185
		273,185
Trading Companies & Distributors (0.3%)
483	Fastenal Co.	20,049
3,352	H&e Equipment Services, Inc.	73,174
5,565	MRC Global, Inc.(a)	85,201
34	W.W. Grainger, Inc.	8,171
		186,595
Water Utilities (0.1%)
1,356	American Water Works Co., Inc.	71,692
Total Common Stocks		33,850,862
Asset Backed Securities (2.2%)
$289,843	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.48%, 6/14/37(b)(c)	283,321
445,521	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.90%, 10/25/34(b)	438,018
75,832	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	79,334
163,402	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	163,421
58,735	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33(b)	60,607
22,125	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	23,615
191,587	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	193,870
278,828	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.12%, 12/25/33(b)	282,589
Total Asset Backed Securities		1,524,775

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (14.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
$334,820	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.46%, 4/25/37(b)	$248,527
27,506	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(b)	27,881
		276,408
Alt-A - Fixed Rate Mortgage Backed Securities (2.7%)
134,988	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	121,060
160,450	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	166,742
139,839	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	123,502
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	64,834
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	146,495
46,800	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	37,791
131,963	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	122,837
22,269	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	20,157
49,259	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	51,911
8,777	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	8,985
154,689	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.22%, 6/25/36(b)	131,119
13,385	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	13,955
112,833	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	121,506
107,728	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	115,236
155,741	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	158,278
48,107	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	44,597
193,993	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	108,108
18,386	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	18,422
23,810	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	20,025

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$127,464	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	$115,974
59,156	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	48,970
85,412	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35	83,800
		1,844,304
Prime Adjustable Rate Mortgage Backed Securities (0.3%)
27,780	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.72%, 9/25/34(b)	23,486
20,829	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.65%, 7/25/37(b)	19,236
102,028	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 6.20%, 5/26/37(b)(c)	104,591
50,846	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	52,178
		199,491
Prime Fixed Mortgage Backed Securities (1.9%)
315,362	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(b)	269,152
59,873	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	54,066
16,598	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	16,976
47,727	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.59%, 5/25/35(b)	46,375
221,484	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	241,063
12,791	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	12,916
18,487	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	5,272
95,340	Countrywide Home Loans, Series 2005-22, Class 2A1, 2.43%, 11/25/35(b)	80,722
84,029	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	84,972
76,667	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	77,694
77,948	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	67,541
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	38,428
39,645	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	26,892
4,333	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	4,009

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$38,778	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	$34,890
3,143	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	3,353
12,002	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	12,349
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.69%, 9/25/33(b)	37,001
31,620	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	33,411
154,097	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	150,827
2,315	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	2,311
35,218	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	33,543
		1,333,763
U.S. Government Agency Mortgage Backed Securities (9.3%)
276,185	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	270,747
284,102	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	282,643
209,667	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	207,538
205,386	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	201,683
414,524	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	416,906
94,370	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	96,220
123,703	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	128,360
94,434	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	97,730
394,411	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	399,379
28,481	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	28,970
69,924	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	74,360
3,844	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	3,882
78,234	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	82,982
42,191	Fannie Mae, 4.50%, 4/1/35, Pool #814522	46,108
956	Fannie Mae, 5.00%, 3/1/18, Pool #681351	1,003
40,868	Fannie Mae, 5.50%, 10/1/35, Pool #838584	46,220
3,806	Fannie Mae, 6.00%, 5/1/35, Pool #357778	4,343
7,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	7,854
192,987	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	189,434

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$16,729	Freddie Mac, 1.86%, 6/1/28, Pool #605508(b)	$16,810
215,677	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	222,229
364,385	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	366,869
262,913	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	269,833
69,357	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	70,743
335,686	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	343,287
41,428	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	41,960
261,187	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	267,198
413,454	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	425,545
235,110	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	243,915
150,576	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	151,833
487,710	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	517,071
419,081	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	442,714
25,285	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	26,335
1,374	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	1,439
2,817	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	2,951
3,237	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	3,671
5,057	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	5,618
11,845	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	13,655
58,654	Freddie Mac, 7.50%, 12/15/22	66,014
175,313	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	176,790
88,882	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	81,220
1,995	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,277
46,446	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	53,180
2,641	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,743
12,560	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	14,024
		6,416,286
Total Mortgage Backed Securities		10,070,252
Corporate Bonds (1.8%)
Capital Markets (0.2%)
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)	35
194,797	Preferred Term Securities XX, Class B-2, 0.72%, 3/22/38, Continuously Callable @ 100 (b)(c)	118,096

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets, continued:
$121,963	Preferred Term Securities XXIII, 0.08%, 12/22/36 (e)(f)	$4,421
		122,552
Diversified Financial Services (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	316,896
Internet Software & Services (0.4%)
300,000	eBay, Inc., 0.76%, 8/1/19 (b)	295,712
IT Services (0.7%)
500,000	IBM Corp., 1.63%, 5/15/20	491,920
Total Corporate Bonds		1,227,080
Taxable Municipal Bonds (0.8%)
Illinois (0.7%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	165,866
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	300,141
		466,007
Missouri (0.1%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	101,493
Total Taxable Municipal Bonds		567,500
U.S. Government Agency Securities (3.2%)
Fannie Mae
250,000	1.63%, 10/26/15	251,472
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(b)(g)	502,540
325,000	3.00%, 3/27/28, Callable 6/27/15 @ 100 *(b)	323,840
500,000	5.00%, 2/13/17	536,755
		1,614,607

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Fannie Mae Strips
$300,000	12.14%, 11/15/16 (e)	$296,048
Federal Home Loan Bank
300,000	1.00%, 3/19/25, Callable 6/19/15 @ 100 *(b)(g)	300,074
Total U.S. Government Agency Securities		2,210,729
U.S. Treasury Obligations (17.1%)
U.S. Treasury Bonds
2,451,000	3.00%, 5/15/42	2,517,638
U.S. Treasury Inflation Index Bonds
887,000	0.13%, 1/15/23	902,465
U.S. Treasury Notes
1,000,000	0.25%, 2/29/16	1,000,078
300,000	0.75%, 3/31/18	298,758
1,000,000	0.88%, 5/15/17	1,005,547
1,410,000	1.38%, 4/30/20	1,403,721
800,000	1.75%, 4/30/22	795,187
2,190,000	2.00%, 2/15/25	2,171,521
1,125,000	2.25%, 11/30/17	1,166,132
500,000	2.75%, 2/28/18	525,508
		8,366,452
Total U.S. Treasury Obligations		11,786,555
Investment Companies (5.9%)

21,320	iShares MSCI EAFE Index Fund	1,420,765
63,779	iShares MSCI Emerging Markets Index Fund	2,622,592
Total Investment Companies		4,043,357
Investment in Affiliates (4.6%)
2,430,252	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	2,430,252
73,409	Cavanal Hill World Energy Fund, Institutional Class	717,717
Total Investment in Affiliates		3,147,969

Total Investments (Cost $57,727,271) (i) — 99.5%		68,429,079
Other assets in excess of liabilities — 0.5%		341,904
Net Assets — 100.0%		$68,770,983

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2015, illiquid securities were 0.0% of the Fund’s net assets.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2015.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

ADR	American Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
NYS	New York Shares
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2015

(Unaudited)

Shares	Security Description	Value

Common Stocks (99.0%)
Aerospace & Defense (1.7%)
5,968	Honeywell International, Inc.	$621,866
Airlines (2.6%)
10,624	American Airlines Group, Inc.	450,139
12,212	Delta Air Lines, Inc.	524,139
		974,278
Banks (4.5%)
9,068	JPMorgan Chase & Co.	596,493
6,239	PNC Financial Services Group	597,010
11,838	U.S. Bancorp	510,336
		1,703,839
Biotechnology (5.2%)
1,467	Biogen Idec, Inc.(a)	582,384
6,313	BioMarin Pharmaceutical, Inc.(a)	792,723
5,158	Gilead Sciences, Inc.(a)	579,089
		1,954,196
Capital Markets (8.0%)
1,801	Affiliated Managers Group, Inc.(a)	402,812
1,686	BlackRock, Inc.	616,705
3,546	Goldman Sachs Group, Inc.	731,149
9,527	Raymond James Financial, Inc.	553,709
8,977	T. Rowe Price Group, Inc.	724,354
		3,028,729
Chemicals (3.1%)
4,804	Ecolab, Inc.	550,779
11,414	The Dow Chemical Co.	594,327
		1,145,106
Commercial Services & Supplies (1.7%)
4,770	Stericycle, Inc.(a)	654,921
Communications Equipment (1.4%)
18,434	Cisco Systems, Inc.	540,301
Diversified Financial Services (1.0%)
2,575	Berkshire Hathaway, Inc., Class B(a)	368,225
Energy Equipment & Services (1.6%)
6,518	Schlumberger Ltd.	591,639
Food & Staples Retailing (2.2%)
7,952	CVS Caremark Corp.	814,126
Food Products (6.9%)
12,137	Hain Celestial Group, Inc.(a)	767,907
4,991	Hershey Co.	463,464
7,522	Mead Johnson Nutrition Co.	731,891
14,834	Mondelez International, Inc., Class A	616,946
		2,580,208
Health Care Equipment & Supplies (3.3%)
17,709	Smith & Nephew PLC ADR	627,784
7,923	St. Jude Medical, Inc.	584,321
		1,212,105
Health Care Providers & Services (1.9%)
2,945	McKesson Corp.	698,642
Hotels, Restaurants & Leisure (2.0%)
14,285	Starbucks Corp.	742,249
Household Durables (2.5%)
10,421	Jarden Corp.(a)	552,939
10,649	Toll Brothers, Inc.(a)	385,174
		938,113
Industrial Conglomerates (2.8%)
12,273	Danaher Corp.	1,059,405

Shares	Security Description	Value

Common Stocks, continued:
Insurance (1.9%)
12,177	American International Group, Inc.	$713,694
Internet Software & Services (6.4%)
8,621	Facebook, Inc., Class A(a)	682,697
506	Google, Inc., Class A(a)	275,932
924	Google, Inc., Class C(a)	491,670
22,272	Yahoo!, Inc.(a)	956,247
		2,406,546
Life Sciences Tools & Services (5.0%)
12,657	Agilent Technologies, Inc.	521,342
7,638	Quintiles Transnational Holdings, Inc.(a)	532,445
6,405	Thermo Fisher Scientific, Inc.	830,280
		1,884,067
Machinery (1.4%)
5,323	Wabtec Corp.	533,897
Media (5.0%)
6,593	AMC Networks, Inc., Class A(a)	518,144
9,244	Comcast Corp., Class A	540,404
7,457	Walt Disney Co.	823,029
		1,881,577
Multiline Retail (3.3%)
10,894	Dollar General Corp.	790,795
5,939	Dollar Tree, Inc.(a)	445,366
		1,236,161
Oil, Gas & Consumable Fuels (4.8%)
8,973	Anadarko Petroleum Corp.	750,232
7,640	EOG Resources, Inc.	677,592
4,183	Exxon Mobil Corp.	356,392
		1,784,216
Pharmaceuticals (3.2%)
2,393	Actavis PLC(a)	734,197
7,642	Merck & Co., Inc.	465,321
		1,199,518
Road & Rail (1.7%)
6,336	Union Pacific Corp.	639,366
Semiconductors & Semiconductor Equipment (2.7%)
17,793	Texas Instruments, Inc.	994,985
Software (2.7%)
5,856	Check Point Software Technologies Ltd.(a)	496,120
11,042	Microsoft Corp.	517,428
		1,013,548
Specialty Retail (1.0%)
5,613	TJX Cos., Inc.	361,365
Technology Hardware, Storage & Peripherals (5.6%)
11,308	Apple, Inc.	1,473,207
23,319	EMC Corp.	614,222
		2,087,429
Textiles, Apparel & Luxury Goods (1.9%)
10,258	VF Corp.	722,471
Total Common Stocks		37,086,788
Investment in Affiliates (1.6%)
601,423	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	601,423
Total Investment in Affiliates		601,423

Total Investments (Cost $28,282,602) (c) — 100.6%		37,688,211
Liabilities in excess of other assets — (0.6)%		(218,312)
Net Assets — 100.0%		$37,469,899

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2015

(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (81.5%)
Aerospace & Defense (2.6%)
1,972	General Dynamics Corp.	$276,396
1,296	Lockheed Martin Corp.	243,907
		520,303
Airlines (3.6%)
3,950	Alaska Air Group, Inc.	255,328
3,019	American Airlines Group, Inc.	127,915
7,854	Delta Air Lines, Inc.	337,094
		720,337
Automobiles (1.2%)
1,661	Toyota Motor Corp. ADR	229,035
Banks (5.9%)
18,282	FNB Corp.	246,624
5,973	JPMorgan Chase & Co.	392,903
10,177	Southern National Bancorp of Virginia, Inc.	119,682
8,919	U.S. Bancorp	384,498
		1,143,707
Biotechnology (5.5%)
16,428	Achillion Pharmaceuticals, Inc.(a)	162,473
678	Biogen Idec, Inc.(a)	269,159
2,428	BioMarin Pharmaceutical, Inc.(a)	304,884
2,239	Isis Pharmaceuticals, Inc.(a)	150,729
4,061	Kythera Biopharmaceuticals, Inc.(a)	204,553
		1,091,798
Commercial Services & Supplies (3.6%)
3,536	Stericycle, Inc.(a)	485,493
5,071	US Ecology, Inc.	233,824
		719,317
Electronic Equipment, Instruments & Components (1.8%)
16,865	Corning, Inc.	352,816
Energy Equipment & Services (0.8%)
2,327	Baker Hughes, Inc.	149,998
Food & Staples Retailing (1.4%)
7,357	Sysco Corp.	273,386
Food Products (3.0%)
4,440	Hain Celestial Group, Inc.(a)	280,919
7,457	Pinnacle Foods, Inc.	314,312
		595,231
Gas Utilities (1.6%)
31,940	Gas Natural, Inc.	319,400
Health Care Equipment & Supplies (4.6%)
23,813	Smith & Nephew PLC ADR	844,171
3,253	ZELTIQ Aesthetics, Inc.(a)	89,327
		933,498
Health Care Providers & Services (1.5%)
5,513	Community Health System, Inc.(a)	304,924
Hotels, Restaurants & Leisure (4.1%)
11,945	Bloomin’ Brands, Inc.	268,285
3,892	Cheesecake Factory, Inc.	200,710
6,642	Starbucks Corp.	345,118
		814,113
Household Durables (2.0%)
19,432	Century Communities, Inc.(a)	401,271
Industrial Conglomerates (1.6%)
3,796	Danaher Corp.	327,671
Internet & Catalog Retail (4.3%)
76,039	Orbitz Worldwide, Inc.(a)	856,960
Internet Software & Services (3.6%)
4,048	Facebook, Inc., Class A(a)	320,561
8,981	Yahoo!, Inc.(a)	385,599
		706,160

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Leisure Products (1.9%)
18,987	Performance Sports Group Ltd.(a)	$373,664
Life Sciences Tools & Services (3.0%)
4,549	Quintiles Transnational Holdings, Inc.(a)	317,111
2,195	Thermo Fisher Scientific, Inc.	284,538
		601,649
Machinery (1.0%)
4,027	Oshkosh Corp.	201,994
Media (4.8%)
4,062	AMC Networks, Inc., Class A(a)	319,233
2,881	DIRECTV(a)	262,286
2,085	Time Warner Cable, Inc.	377,155
		958,674
Oil, Gas & Consumable Fuels (4.1%)
4,293	Anadarko Petroleum Corp.	358,937
2,898	EOG Resources, Inc.	257,024
5,929	Whiting Petroleum Corp.(a)	195,598
		811,559
Paper & Forest Products (1.7%)
6,538	International Paper Co.	338,865
Professional Services (1.7%)
9,061	On Assignment, Inc.(a)	339,697
Semiconductors & Semiconductor Equipment (1.1%)
4,709	Linear Technology Corp.	225,326
Software (3.9%)
14,361	Activision Blizzard, Inc.	362,759
2,950	Check Point Software Technologies Ltd.(a)	249,924
3,908	Fortinet, Inc.(a)	156,554
		769,237
Technology Hardware, Storage & Peripherals (3.5%)
5,311	Apple, Inc.	691,917
Textiles, Apparel & Luxury Goods (1.2%)
3,327	VF Corp.	234,321
Trading Companies & Distributors (0.9%)
8,344	H&e Equipment Services, Inc.	182,150
Total Common Stocks		16,188,978
Corporate Bonds (6.3%)
Energy Equipment & Services (3.1%)
$ 633,000	Atwood Oceanics, Inc., 6.50%, 2/1/20, Callable 2/1/16 @ 103 *	617,175
Household Durables (3.2%)
633,000	Century Communities, 6.88%, 5/15/22, Callable 5/15/17 @ 105 *	629,835
Total Corporate Bonds		1,247,010
Convertible Bond (1.8%)
Health Care Equipment & Supplies (1.8%)
382,000	Insulet Corp., 2.00%, 6/15/19, Callable 6/20/18 @ 100 *	363,378
Total Convertible Bond		363,378
Investment Companies (7.6%)
21,531	iPath S&P 500 VIX Short-Term Futures ETN	409,089
15,570	iShares Currency Hedged MSCI Japan ETF	507,115
9,108	WisdomTree Europe Hedged Equity ETF	593,022
Total Investment Companies		1,509,226

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (2.9%)
573,368	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	$573,368
Total Investment in Affiliates		573,368

Total Investments (Cost $18,877,917) (c) — 100.1%		19,881,960
Liabilities in excess of other assets — (0.1)%		(19,190)
Net Assets — 100.0%		$19,862,770

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (82.0%)
Airlines (2.9%)
19,700	American Airlines Group, Inc.	$834,689
20,000	Delta Air Lines, Inc.	858,400
		1,693,089
Chemicals (3.8%)
6,000	Ecolab, Inc.	687,900
29,494	The Dow Chemical Co.	1,535,753
		2,223,653
Construction & Engineering (1.6%)
49,445	Primoris Services Corp.	928,083
Electric Utilities (2.4%)
6,757	Cleco Corp.	366,567
2,526	Duke Energy Corp.	191,294
3,270	El Paso Electric Co.	118,930
12,130	Enersis SA ADR	206,331
1,440	MGE Energy, Inc.	55,771
2,930	NextEra Energy, Inc.	299,856
5,149	Southern Co.	224,960
		1,463,709
Electrical Equipment (1.9%)
66,112	Vestas Wind Systems A/S ADR	1,123,904
Energy Equipment & Services (13.9%)
26,717	Baker Hughes, Inc.	1,722,177
18,906	Cameron International Corp.(a)	970,445
8,120	Core Laboratories NV	953,938
1,048	Ensco PLC ADR, Class A	24,628
5,083	Era Group, Inc.(a)	106,743
604	Halliburton Co.	27,422
11,205	Helmerich & Payne, Inc.	817,853
81,269	Nabors Industries Ltd.	1,198,718
15,707	Schlumberger Ltd.	1,425,724
30,000	Technip SA ADR	497,100
18,354	Tenaris SA ADR	528,045
		8,272,793
Gas Utilities (1.2%)
343	AGL Resources, Inc.	17,277
289	Atmos Energy Corp.	15,612
2,920	Northwest Natural Gas Co.	130,524
6,282	One Gas, Inc.	278,481
4,708	The Laclede Group, Inc.	251,925
491	UGI Corp.	18,363
		712,182
Independent Power and Renewable Electricity Producers (0.5%)
7,514	AES Corp.	102,191
4,051	Calpine Corp.(a)	81,425
3,671	NRG Energy, Inc.	92,509
		276,125
Machinery (1.1%)
11,000	Greenbrier Companies, Inc.	662,530
Multi-Utilities (2.5%)
2,727	Consolidated Edison, Inc.	168,638
6,574	Dominion Resources, Inc.	463,597
2,033	DTE Energy Co.	161,075
8,762	National Grid PLC ADR	628,060
550	Sempra Energy	59,109
		1,480,479
Oil, Gas & Consumable Fuels (43.5%)
18,664	Anadarko Petroleum Corp.	1,560,496
105	CNOOC Ltd. ADR	16,380
4,162	Concho Resources, Inc.(a)	500,689
292	ConocoPhillips	18,595
12,000	Continental Resources, Inc.(a)	546,720

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
13,149	Diamondback Energy, Inc.(a)	$1,023,124
24,014	Enbridge, Inc.	1,150,751
102,552	Encana Corp.	1,298,309
6,290	Energy Transfer Partners LP	353,687
4,580	Eni SpA ADR	164,651
17,000	EnLink Midstream Partners LP(a)	421,940
11,679	Enterprise Products Partners LP(a)	378,633
8,178	EOG Resources, Inc.	725,307
14,000	Gulfport Energy Corp.(a)	604,240
14,500	HollyFrontier Corp.	603,925
23,409	Imperial Oil Ltd.	917,867
84,500	Jones Energy, Inc., Class A(a)	820,495
4,671	Magellan Midstream Partners LP(a)	372,372
18,000	Marathon Oil Corp.	489,420
969	Marathon Petroleum Corp.	100,253
13,600	PDC Energy, Inc.(a)	811,104
5,455	PetroChina Co. Ltd. ADR	646,363
18,609	Phillips 66	1,472,343
5,337	Pioneer Natural Resources Co.	788,969
11,500	Plains GP Holdings LP(a)	321,540
2,729	Rex American Resources Corp.(a)	174,301
8,440	Rose Rock Midstream LP(a)	427,655
8,982	Royal Dutch Shell PLC ADR, Class A	536,405
18,035	Sasol Ltd. ADR	639,701
20,529	Ship Finance International Ltd.	335,649
28,887	Spectra Energy Corp.	1,015,956
9,957	Sunoco Logistics Partners LP	394,297
59,375	Synergy Resources Corp.(a)	683,406
6,000	Targa Resources Partners LP(a)	259,380
16,569	The Williams Cos., Inc.	846,676
15,107	Total SA ADR	762,752
25,504	TransCanada Corp.	1,106,108
26,730	Ultrapar Participacoes SA ADR	578,170
1,826	Valero Energy Corp.	108,172
40,000	Whiting Petroleum Corp.(a)	1,319,600
5,469	Williams Partners LP	305,608
4,301	World Fuel Services Corp.	215,179
		25,817,188
Road & Rail (1.3%)
12,739	Canadian National Railway Co.	756,187
Semiconductors & Semiconductor Equipment (3.1%)
60,570	SunEdison, Inc.(a)	1,815,283
Trading Companies & Distributors (1.8%)
70,800	MRC Global, Inc.(a)	1,083,948
Water Utilities (0.5%)
235	American States Water Co.	9,031
4,479	American Water Works Co., Inc.	236,805
1,090	Aqua America, Inc.	28,689
		274,525
Total Common Stocks		48,583,678
Corporate Bonds (13.4%)
Diversified Financial Services (2.8%)
$ 482,000	BP Capital Markets PLC, 2.75%, 5/10/23	469,982
550,000	Schlumberger Investments SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100 *	579,584
100,000	Shell International Finance BV, 1.13%, 8/21/17	100,266
500,000	Total Capital Canada Ltd., 2.75%, 7/15/23	493,469
		1,643,301

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Electric Utilities (1.0%)
$ 300,000	Progress Energy, Inc., 5.63%, 1/15/16	$ 308,948
300,000	Southern Co., 2.45%, 9/1/18	307,912
		616,860
Energy Equipment & Services (3.0%)
493,000	Baker Hughes, Inc., 3.20%, 8/15/21, Callable 5/15/21 @ 100 *	507,307
250,000	Ensco PLC, 4.70%, 3/15/21	258,561
200,000	FMC Technologies, Inc., 2.00%, 10/1/17	199,784
250,000	Halliburton Co., 3.50%, 8/1/23, Callable 5/1/23 @ 100 *	258,357
595,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	577,504
		1,801,513
Multi-Utilities (0.5%)
300,000	Dominion Resources, Inc., Series A, 1.40%, 9/15/17	300,684
Oil, Gas & Consumable Fuels (6.1%)
400,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	441,806
700,000	Apache Corp., 1.75%, 4/15/17	704,906
300,000	Chevron Corp., 1.10%, 12/5/17, Callable 11/5/17 @ 100 *	299,674
744,000	ConocoPhillips Co., 1.05%, 12/15/17, Callable 11/15/17 @ 100 *	740,890
200,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 103 *	199,500
450,000	Pioneer Natural Resource Co., 3.95%, 7/15/22, Callable 4/15/22 @ 100 *	462,772
400,000	Statoil ASA, 1.95%, 11/8/18	405,296
300,000	Suncor Energy, Inc., 6.10%, 6/1/18	336,256
		3,591,100
Total Corporate Bonds		7,953,458
Investment in Affiliates (4.3%)
2,521,048	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	2,521,048
Total Investment in Affiliates		2,521,048

Total Investments (Cost $58,088,483) (c) — 99.7%		59,058,184
Other assets in excess of liabilities — 0.3%		170,948
Net Assets — 100.0%		$59,229,132

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2015
(Unaudited)

The Adviser has determined that 47.2% of the Fund’s net assets comprise securities the issuers of which derive more than 50% of their assets, revenue or income from countries other than the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2015.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments
May 31, 2015
(Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company, The Trust qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 - Financial Services - Investment Companies. As of May 31, 2015, the Trust offered shares of U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”).  Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified.  The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund is also authorized to issue an unlimited number of C Shares.  The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of May 31, 2015, the Service Shares of Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of U.S. Treasury Fund and Cash Management Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments
May 31, 2015
(Unaudited)

The following is a summary categorization, as of May 31, 2015, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$405,350,531	$—	$405,350,531
Repurchase Agreements	—	708,500,000	—	708,500,000
Investment Companies	50,000,000	—	—	50,000,000
Total Investments	50,000,000	1,113,850,531	—	1,163,850,531

Cash Management Fund
Certificates of Deposit	$—	$85,000,000	$—	$85,000,000
Commercial Paper[1]	—	319,917,465	—	319,917,465
U.S. Government Agency Securities	—	344,960,051	—	344,960,051
U.S. Treasury Obligations	—	120,006,693	—	120,006,693
Repurchase Agreements	—	397,000,000	—	397,000,000
Investment Companies	60,000,000	—	—	60,000,000
Time Deposits	—	95,551,828	—	95,551,828
Total Investments	60,000,000	1,362,436,037	—	1,422,436,037

Tax-Free Money Market Fund
Municipal Bonds[2]	—	188,394,106	—	188,394,106
Municipal Commercial Paper[2]	—	20,000,000	—	20,000,000
Investment Companies	14,746,142	—	—	14,746,142
Total Investments	14,746,142	208,394,106	—	223,140,248

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	36,115,837	—	36,115,837
Investment in Affiliates	2,808,915	—	—	2,808,915
Total Investments	2,808,915	36,115,837	—	38,924,752

Short-Term Income Fund
Asset Backed Securities	—	9,799,952	—	9,799,952
Mortgage Backed Securities[3]	—	61,700,424	—	61,700,424
Corporate Bonds[1]	—	18,769,885	—	18,769,885
U.S. Government Agency Securities	—	10,373,524	—	10,373,524
U.S. Treasury Obligations	—	64,446,312	—	64,446,312
Investment in Affiliates	1,453,704	—	—	1,453,704
Total Investments	1,453,704	165,090,097	—	166,543,801

Intermediate Bond Fund
Asset Backed Securities	—	2,575,742	—	2,575,742
Mortgage Backed Securities[3]	—	22,039,636	—	22,039,636
Corporate Bonds[1]	—	5,456,472	—	5,456,472
Taxable Municipal Bonds[2]	—	667,698	—	667,698
U.S. Government Agency Securities	—	3,863,385	—	3,863,385
U.S. Treasury Obligations	—	21,843,453	—	21,843,453
Investment in Affiliates	1,921,938	—	—	1,921,938
Total Investments	1,921,938	56,446,386	—	58,368,324

Bond Fund
Asset Backed Securities	—	1,920,911	—	1,920,911
Mortgage Backed Securities[3]	—	40,481,709	—	40,481,709
Corporate Bonds[1]	—	4,875,275	—	4,875,275
Taxable Municipal Bonds[2]	—	194,676	—	194,676
U.S. Government Agency Securities	—	7,395,769	—	7,395,769
U.S. Treasury Obligations	—	40,770,686	—	40,770,686
Investment in Affiliates	3,959,986	—	—	3,959,986
Total Investments	3,959,986	95,639,026	—	99,599,012

Balanced Fund
Common Stocks[1]	33,850,862	—	—	33,850,862
Asset Backed Securities	—	1,524,775	—	1,524,775
Mortgage Backed Securities[3]	—	10,070,252	—	10,070,252
Corporate Bonds[1]	—	1,227,080	—	1,227,080
Taxable Municipal Bonds[2]	—	567,500	—	567,500
U.S. Government Agency Securities	—	2,210,729	—	2,210,729
U.S. Treasury Obligations	—	11,786,555	—	11,786,555
Investment Companies	4,043,357	—	—	4,043,357
Investment in Affiliates	3,147,969	—	—	3,147,969
Total Investments	41,042,188	27,386,891	—	68,429,079

U.S. Large Cap Equity Fund
Common Stocks[1]	37,086,788	—	—	37,086,788
Investment in Affiliates	601,423	—	—	601,423
Total Investments	37,688,211	—	—	37,688,211

Opportunistic Fund
Common Stocks[1]	16,188,978	—	—	16,188,978
Corporate Bonds[1]	—	1,247,010	—	1,247,010
Convertible Bond	—	363,378	—	363,378
Investment Companies	1,509,226	—	—	1,509,226
Investment in Affiliates	573,368	—	—	573,368
Total Investments	18,271,572	1,610,388	—	19,881,960

World Energy Fund
Common Stocks[1]	48,583,678	—	—	48,583,678
Corporate Bonds[1]	—	7,953,458	—	7,953,458
Investment in Affiliates	2,521,048	—	—	2,521,048
Total Investments	51,104,726	7,953,458	—	59,058,184

1	Please see the Schedule of Portfolio Investments for Industry classification.
2	Please see the Schedule of Portfolio Investments for State classification.
3	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.

Notes to Schedule of Portfolio Investments
May 31, 2015
(Unaudited)

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Levels 1 and 2 as of May 31, 2015, based on levels assigned to securities on August 31, 2014.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Purchased Options:

Each of the Funds, except U.S. Treasury Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.

The Funds did not hold purchased options during the period ending May 31, 2015.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Schedule of Portfolio Investments
May 31, 2015
(Unaudited)

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of May 31, 2015 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Preferred Term Securities IX, 2.07%, 4/3/33, Callable 7/7/15 @ 100	03/17/03	$ 504,403	$ 500,000	$ 335,625
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	14,737

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Intermediate Bond Fund:
Preferred Term Securities IX, 2.07%, 4/3/33, Callable 7/7/15 @ 100	03/18/03	$ 504,403	$ 500,000	$ 335,625
Preferred Term Securities XI, Class B-1, 1.87%, 9/24/33, Callable 7/9/15 @ 100	09/12/03	515,167	500,000	303,750
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	14,737

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Bond Fund:
Preferred Term Securities IX, Series 144, 2.07%, 4/3/33, Callable 7/9/15 @ 100	03/18/03	$1,008,806	$1,000,000	$ 671,250
Preferred Term Securities XI, Class B-1, 1.87%, 9/24/33, Callable 7/9/15 @ 100	09/12/03	515,167	500,000	303,750
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	199,206	203,271	7,369

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Balanced Fund:
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	$ 119,523	$ 121,963	$ 4,421

Notes to Schedule of Portfolio Investments
May 31, 2015
(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Money Market Mutual Fund Regulatory Changes:

In July 2014, the United States Securities and Exchange Commission (“SEC”) issued final rules that will alter and increase the regulations to which money market funds, including the Cavanal Hill Money Market Funds, are subject. The new rules have varying implementation dates, ranging from July 2015 to October 2016. The SEC’s new rules are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. Upon implementation, the new rules will require institutional prime (general purpose) and institutional municipal money market mutual funds to price and transact at a “floating” net asset value. During periods of extraordinary market stress, the new rules would permit some money market funds to charge certain liquidity fees payable to the fund upon redemption, as well as provide for redemption gates that could limit or stop withdrawals. Certain government and U.S. Treasury money market mutual funds will not be subject to any of the new structural changes. The Cavanal Hill Money Market Funds’ management has been reviewing and assessing the effect of the new rules and speaking with investors in order to properly align the interests of investors with implementation of the new rule. Additional information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3.    Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration is securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

4.    Federal Income Taxes:

At May 31, 2015, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund Name	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$37,085,513	$1,995,489	$(156,250)	$1,839,239
Short-Term Income Fund	168,769,503	1,356,611	(3,582,314)	(2,225,703)
Intermediate Bond Fund	60,108,464	899,293	(2,639,433)	(1,740,140)
Bond Fund	101,047,946	1,118,845	(2,567,780)	(1,448,935)
Balanced Fund	57,709,603	11,652,755	(933,279)	10,719,476
U.S. Large Cap Equity Fund	28,296,573	9,504,744	(113,106)	9,391,638
Opportunistic Fund	18,896,340	1,340,154	(354,534)	985,620
World Energy Fund	59,275,962	2,454,839	(2,672,617)	(217,778)

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	7/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	7/28/15

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	7/28/15

* Print the name and title of each signing officer under his or her signature.